UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

Item 1.	Reports to Stockholders.

February 28, 2017
SEMI-ANNUAL REPORT
SEI Tax Exempt Trust
Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
Alabama — 1.3%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$798
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,896
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,131
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,766
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,742
5.000%, 09/01/2031	3,140	3,561
5.000%, 09/01/2034	2,000	2,275
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,506

		23,675

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,896

Arizona — 2.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2025	2,295	2,456

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	$2,500	$2,885
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,436
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,927
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,735
Maricopa County, Industrial Development Authority, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (A)	1,500	1,393
Maricopa County, Industrial Development Authority, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,612
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
Pre-Refunded @ 100
5.200%, 06/01/2020 (B)(C)	3,690	4,025
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	2,970
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/2017 (B)	2,000	2,030
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	3,901
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	693
5.000%, 07/01/2029	250	287
5.000%, 07/01/2030	500	572
5.000%, 07/01/2032	1,095	1,242
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,251
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (B)	2,000	2,243

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	$1,330	$1,528
5.250%, 12/01/2026	4,510	5,218
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,088

		47,492

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,584
5.000%, 11/01/2034	1,210	1,363
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,830
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,746

		6,523

California — 12.1%
Alameda Corridor, Transportation Authority, Sub-Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,130
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,918
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,263
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	5	6
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,347
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (B)	5,000	5,464
California State, GO
5.000%, 11/01/2019	1,000	1,102
5.000%, 02/01/2020	2,000	2,219
5.000%, 09/01/2021	3,075	3,553
5.000%, 09/01/2022	625	733
5.000%, 10/01/2024	2,090	2,493
5.000%, 09/01/2026	2,325	2,809

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Callable 10/01/2017 @ 100
6.250%, 10/01/2019	$360	$362
California State, GO
Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,287
California State, GO
Callable 04/01/2019 @ 100
5.500%, 04/01/2021	5,000	5,471
California State, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,573
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	2,005
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,926
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,961
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,996
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,968
5.000%, 08/01/2030	6,500	7,629
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	5,895	6,926
California State, Health Facilities Financing Authority, Ser B, RB
Callable 11/15/2026 @ 100
4.000%, 11/15/2041	1,960	1,974
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,767
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 10/15/2019 (B)(C)	2,500	2,732
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,151
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,778

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	$2,795	$3,310
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,939
California State, Ser A, GO
5.000%, 07/01/2019 (D)	1,375	1,502
California State, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/2019 (B)	1,110	1,219
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,856
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	758
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,687
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,315	2,411
California State, Statewide Communities Development Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2036 (A)	1,000	994
California State, Statewide Communities Development Authority, Regional Inland Center Project, RB
Pre-Refunded @ 100
5.250%, 12/01/2017 (B)	2,215	2,291
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,126
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,759
California State, University, Ser A, RB
5.000%, 11/01/2024	2,500	3,023
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/2018 @ 100
4.600%, 06/01/2023	3,500	3,637

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	$915	$1,038
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,336
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2017 @ 100
4.500%, 06/01/2027	2,130	2,146
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/01/2017 @ 17
7.494%, 06/01/2047 (E)	13,205	1,782
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2033	2,095	2,095
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (B)	2,000	2,147
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,175
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	430
5.000%, 03/01/2022	625	721
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	957
5.000%, 05/15/2032	500	567
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,556
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB
Callable 05/15/2026 @ 100
4.000%, 05/15/2036	460	468
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,817
5.000%, 07/01/2021	1,650	1,911

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2025	$2,500	$2,798
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,862
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,354
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/2020 @ 100
5.000%, 06/01/2022	2,025	2,264
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/2020	1,335	1,472
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,105
Orange County, Transportation Authority, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,174
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	2,962
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,420
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,633
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,843
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (B)	3,500	3,807
San Francisco Bay Area, Rapid Transit District, Ser D, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2031	4,985	5,881
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	1,000	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/01/2019 (B)	$2,500	$2,761
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2027	3,685	4,266
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,080
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2020 (B)	3,050	3,381
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,965
Stockton, Redevelopment Agency Successor Agency, Ser A, RB, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	1,976
5.000%, 09/01/2031	1,815	2,038
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,416
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (B)	2,245	2,422
University of California, Ser AF, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	7,130
University of California, Ser Q, RB
Callable 05/15/2017 @ 101
5.250%, 05/15/2023	180	183

		221,441

Colorado — 1.7%
Colorado State, Department of Transportation, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	403
5.000%, 06/15/2031	500	573
5.000%, 06/15/2032	500	570
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/15/2026 (B)(C)	2,000	2,377
Denver City & County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,767

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	$10,000	$11,418
Denver City & County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,332
Denver City & County, Airport System Revenue, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,162
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,173
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	1,855	1,841
University of Colorado, Hospital Authority, RB
Pre-Refunded @ 100
5.000%, 03/01/2022 (B)(C)	5,000	5,660

		31,276

Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,694
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,832
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,241

		8,767

Delaware — 0.1%
Delaware State, Transportation Authority, RB
5.000%, 07/01/2018	2,500	2,642

District of Columbia — 0.3%
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	$1,000	$1,122
4.000%, 10/01/2035	800	805

		4,993

Florida — 5.5%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,820
Capital Trust Agency, Tuscan Gardens Community, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,225
Celebration Pointe, Community Development District No. 1, RB
4.750%, 05/01/2024	525	517
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/2019	2,775	3,008
5.000%, 06/01/2021	5,000	5,684
Citizens Property Insurance, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,739
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,688
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/2017	1,250	1,255
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,157
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2019 (B)	3,475	3,841
Florida State, Municipal Power Agency, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	878
Florida State, Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 10/01/2018 (B)	4,675	4,995
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,742
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,873

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	$3,695	$4,211
Jacksonville, Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,968
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,755
5.000%, 10/01/2026	1,395	1,623
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,659
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,772
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,106
Miami Beach, Redevelopment Agency, RB
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,839
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	481
5.000%, 04/01/2031	910	1,014
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/2017	2,000	2,008
Miami-Dade County, School Board Foundation, Ser B, RB
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,080
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,545
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,310
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,770
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,740

		101,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 3.0%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	$2,595	$2,949
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (B)	6,950	7,842
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,518
Atlanta, Water & Wastewater Revenue, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,747
Clarke County, Hospital Authority, RB
5.000%, 07/01/2022	2,875	3,333
5.000%, 07/01/2024	1,075	1,265
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,869
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,125
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,998
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,481
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,748
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,885
5.000%, 07/01/2027	1,390	1,577
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/2028	1,915	2,278
5.250%, 09/15/2020	3,740	4,115
Marietta, Development Authority, Life University Project, RB
Callable 06/15/2018 @ 100
6.250%, 06/15/2020	660	679

		55,409

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (B)	750	834

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii — 0.4%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	$4,500	$5,066
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2021	2,500	2,715

		7,781

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	633
4.000%, 04/01/2022	485	539
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,171
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	69

		2,412

Illinois — 6.8%
Chicago, Airport Authority, O’Hare
International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,284
Chicago, Airport Authority, O’Hare
International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,510
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,496
5.000%, 01/01/2032	5,840	6,499
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,899
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,773
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,209
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	$1,000	$1,106
5.000%, 11/01/2034	1,500	1,622
Chicago, Water Revenue, Ser A, RB, AMBAC
Callable 04/03/2017 @ 100
5.000%, 11/01/2032	5,500	5,516
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2025	1,300	1,472
5.000%, 11/01/2026	1,820	2,075
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/2023 @ 100
7.125%, 11/01/2030	1,310	1,697
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,280
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,138
Illinois State, Finance Authority, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2031	2,580	2,961
Illinois State, Finance Authority, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2036	2,500	2,689
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,133
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,150
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,183
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,121
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,609
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	3,002

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 03/22/2017 @ 100
6.250%, 06/01/2024	$3,500	$3,501
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.500%, 06/01/2023	12,325	13,915
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,507
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	3,066
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,882
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,396
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,259
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,474
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,404
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,628
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,742
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
5.000%, 12/15/2022	2,745	3,011
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
Callable 06/15/2022 @ 100
5.000%, 12/15/2028	1,580	1,651
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/2017	1,285	1,290
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	$2,035	$2,280

		124,103

Indiana — 1.4%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,089
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/2024	2,000	2,367
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,307
Indiana State, Health Facility Financing Authority, RB
4.000%, 11/15/2036 (C)	4,100	4,320
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/2018 (B)	2,000	2,117
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,687
Indianapolis, Local Public Improvement Bond Bank, AMT, RB
5.000%, 01/01/2023	5,750	6,591
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,646

		26,124

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,720

Kansas — 0.7%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2029	6,175	7,310
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,510

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	$1,410	$1,395

		13,215

Kentucky — 0.4%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,750

Louisiana — 2.0%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,160
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,131
5.000%, 07/15/2027	1,750	1,969
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100
6.750%, 06/01/2018 (B)	2,400	2,577
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/2024 (A)(F)	1,410	560
Louisiana State, Public Facilities Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,449
Louisiana State, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,364
5.000%, 06/15/2030	1,500	1,717
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,081
5.000%, 07/01/2022	1,000	1,140
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2018 @ 100
5.500%, 05/15/2028	8,500	8,888
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	$3,000	$3,341
5.000%, 01/01/2032	2,100	2,317
5.000%, 01/01/2033	2,100	2,307

		36,144

Maryland — 2.4%
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,463
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,036
Maryland State, Economic Development Authority, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,116
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,293
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,475
5.000%, 07/01/2034	1,065	1,165
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,013
4.000%, 07/01/2036	1,000	1,010
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,223
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,664
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,887
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (B)	3,750	4,093

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO
5.000%, 07/01/2020	$4,475	$5,035
5.000%, 11/01/2023	7,000	8,376
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,950

		44,799

Massachusetts — 3.4%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	3,195
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/01/2019 (B)	3,140	3,441
5.375%, 05/01/2019 (B)	2,365	2,585
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,137
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,665
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,247
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	2,225	2,487
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,286
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	2,765	3,024
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,575
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	$1,500	$1,897
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,457
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,722
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,282
5.000%, 08/15/2030	6,400	7,300
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,603
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,476
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/2017	3,000	3,110
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,702
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,671
Massachusetts State, Water Resources Authority, Ser C, RB
Callable 08/01/2026 @ 100
4.000%, 08/01/2036	3,270	3,416

		62,276

Michigan — 3.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,121
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,419
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/2017	1,200	1,234
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,718
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,131

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	$2,565	$2,820
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,512
Michigan State, Finance Authority, Henry Ford Health System, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,415	1,572
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,608
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,064
Michigan State, Finance Authority, RB, AGM
5.000%, 07/01/2023	2,500	2,887
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/2018	3,400	3,592
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/2018 @ 100
5.000%, 01/01/2022	1,250	1,295
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,391
Michigan State, RB
5.000%, 03/15/2027	3,480	4,139
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,204
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL
Callable 12/01/2017 @ 100
5.000%, 12/01/2022	1,500	1,544
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,454
5.000%, 12/01/2031	1,800	2,006

		60,711

Minnesota — 1.9%
Apple Valley, Senior Living Project, Ser A, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,511
5.500%, 01/01/2031	1,275	1,380

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Apple Valley, Senior Living Project, Ser B, RB
Callable 01/01/2022 @ 100
5.250%, 01/01/2037	$2,045	$2,115
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 11/15/2018 (B)	3,250	3,548
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	232
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	409
5.000%, 10/01/2027	600	691
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,191
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,711
Minnesota State, Various Purposes, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,000	2,314
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,886
Rochester, Mayo Clinic Project, Ser C, RB
Pre-Refunded @ 100
4.500%, 11/15/2021 (B)(C)	1,535	1,731
Saint Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,286
5.000%, 05/01/2031	695	798
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/2017 (D)	4,240	4,310
St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	358
5.000%, 01/01/2031	300	353
University of Minnesota, Ser A, RB
Callable 12/01/2020 @ 100
5.250%, 12/01/2028	1,370	1,556

		34,380

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser D, RB Callable 04/03/2017 @ 100
0.550%, 11/01/2035 (C)	2,700	2,700

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
Callable 04/03/2017 @ 100
0.550%, 11/01/2035 (C)	$1,500	$1,500
Mississippi State, Business Finance Commission, Chevron USA Project, Ser I, RB
Callable 04/03/2017 @ 100
0.550%, 11/01/2035 (C)	450	450

		4,650

Missouri — 2.2%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,978
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,545
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/2017 (D)	20	20
Missouri State, Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,154
4.000%, 11/15/2033	1,515	1,547
Missouri State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,326
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,896
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 100
5.250%, 05/01/2017 (B)	1,290	1,300
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,272
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,099
5.000%, 01/01/2028	1,400	1,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	$5,135	$5,961
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,771
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,618

		41,075

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,242
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,186
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,808
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (B)	4,015	4,570

		14,806

Nevada — 0.8%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,826
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	3,057
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,583
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,936

		14,402

New Jersey — 3.5%
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/2018	935	974
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,028

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	$1,160	$1,260
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	1,450	1,568
New Jersey State, Economic Development Authority, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	1,000	1,043
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,848
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.500%, 06/15/2019 (B)	2,020	2,223
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,288
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,156
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	4,931
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	3,020	3,143
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	971
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2041	7,850	7,551
4.750%, 06/01/2034	2,610	2,487
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2029	4,465	4,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	$2,000	$2,140
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,322
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,433
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,524
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,831

		63,163

New Mexico — 0.2%
New Mexico State, Hospital Equipment Loan Council, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,294
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
1.176%, 02/01/2019 (C)	1,865	1,858

		3,152

New York — 10.1%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (B)	3,500	4,027
Build NYC Resource, Pratt Paper Incorporated Project, AMT, RB
3.750%, 01/01/2020 (A)	2,175	2,214
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,621
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/15/2024 @ 100
5.000%, 11/15/2028	3,000	3,479
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,743
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/2018 @ 100
5.000%, 11/15/2027	1,850	1,937

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100
6.500%, 11/15/2028	$545	$596
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100
6.500%, 11/15/2018 (B)	2,315	2,536
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	5,838
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,101
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 04/03/2017 @ 100
6.500%, 12/01/2028	3,500	3,569
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2020	5,000	5,590
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,742
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	2,955
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,220
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	5,117
5.000%, 08/01/2023	1,315	1,552
New York City, Ser E, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,425
5.000%, 08/01/2022	2,000	2,192
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,849
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,805
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,368
New York City, Sub-Ser I1, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	$1,250	$1,417
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,844
5.000%, 02/01/2024	2,250	2,560
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,848
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,901
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 05/01/2017 @ 100
5.000%, 11/01/2018	950	958
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,481
New York City, Water & Sewer System, RB
Callable 03/01/2017 @ 100
0.540%, 06/15/2033 (C)	2,200	2,200
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,755
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,668
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	287
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	699
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	2,135	2,394
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Pre-Refunded @ 100
6.500%, 12/01/2018 (B)	2,500	2,701

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	$5,000	$5,892
5.000%, 03/15/2032	3,000	3,501
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,983
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	968
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,123
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,490
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/2018 @ 100
5.000%, 06/15/2021	1,580	1,668
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (A)	2,000	2,140
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	10,105	10,928
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,691
New York State, Thruway Authority, Ser A, RB
Callable 01/01/2026 @ 100
4.000%, 01/01/2038	1,000	1,016
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,430
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,479
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2020	6,750	7,375
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/2019	2,815	3,041
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,089
New York State, Urban Development, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
Callable 03/15/2026 @ 100
5.000%, 03/15/2028	$4,930	$5,873
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100
4.625%, 07/01/2019 (B)	1,000	1,082
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Pre-Refunded @ 100
0.876%, 12/03/2019 (B)(C)	5,000	4,965
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,229
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,634
TSASC, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	3,025	3,402
5.000%, 06/01/2031	525	586
Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,112
Westchester Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,207

		183,879

North Carolina — 1.3%
Charlotte-Mecklenburg, Hospital Authority, RB
Callable 03/01/2017 @ 100
0.500%, 01/15/2038 (C)	1,000	1,000
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2030	1,335	1,499
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,790
North Carolina State, Ser A, GO
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	275	308
North Carolina State, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (B)	850	950
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,856
North Carolina State, Water & Sewer System Revenue, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	6,045

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Raleigh, Ser A, GO
5.000%, 09/01/2025	$2,700	$3,301
University of North Carolina, Chapel Hill, RB
Pre-Refunded @ 100
5.000%, 12/01/2017 (B)	1,650	1,703

		23,452

Ohio — 1.8%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,518
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,247
Kent State University, Ser B, RB, AGC Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	221
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	2,295	2,494
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,833
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,083
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/2018 @ 100
5.250%, 01/01/2019	3,710	3,850
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,660
Ohio State, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,000	1,130
Ohio State, Sewerage Revenue, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2029	2,500	2,969
5.000%, 06/01/2030	2,200	2,598
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,876
Ohio State, Water Development Authority,
Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (B)	3,595	3,972

		33,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (B)(C)	$1,285	$1,346

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2019 (B)	3,000	3,258
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,173
Oregon State, Facilities Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,820
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (B)	3,755	4,306
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,940

		14,497

Pennsylvania — 4.7%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,475
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,484
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	2,935	3,212
Bucks County, Industrial Development Authority, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,058
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/2019 (B)	1,500	1,702
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/2017	3,000	3,051
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	775
5.000%, 07/01/2034	875	916
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	1,940	2,307

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	$1,000	$1,105
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,854
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (B)	1,620	1,793
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/2017 @ 100
5.000%, 01/01/2022	935	949
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	3,067
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,670
Pennsylvania State, GO, AGM
5.375%, 07/01/2017	4,200	4,268
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	2,680	3,019
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (D)	3,120	3,422
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/2018	5,000	5,269
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,861
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,705
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,030
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	$4,260	$4,768
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,418
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,767
5.000%, 09/01/2030	8,000	8,785
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,289
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (B)	2,000	2,181
5.000%, 03/15/2019 (B)	2,610	2,820

		85,395

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,882
Rhode Island State, Health & Educational Building Authority, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,634
Rhode Island State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,188

		10,704

South Carolina — 1.2%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,552
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,588
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,899
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	5,779

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	$3,800	$4,401

		21,219

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	961
5.000%, 11/01/2028	900	1,032

		1,993

Tennessee — 0.8%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/2017	1,730	1,786
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,110
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,932
5.000%, 07/01/2020	1,100	1,235
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,606
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,334
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	1,895

		13,898

Texas — 11.5%
Aldine, Independent School District, School Building Project, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2018 (B)	3,805	3,958
Austin, Texas Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,791
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,694
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,486

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	$2,500	$2,758
5.000%, 08/15/2033	6,500	7,109
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,225
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,823
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (B)	430	478
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,111
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,731
Dallas, Independent School District, Ser B6, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2022 (B)(C)	2,725	3,114
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,639
Denton, Texas Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,630
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,807
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,300
Harris County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2021	1,000	1,143
5.000%, 11/15/2022	1,050	1,215
Harris County, Cultural Education Facilities Finance, Sub-Ser B1, RB
Callable 03/01/2017 @ 100
0.530%, 09/01/2031 (C)(G)	500	500
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,884

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	$2,325	$2,660
5.000%, 11/15/2030	3,310	3,776
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (B)	5,660	6,558
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,257
Houston, Texas Airport System Revenue, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,508
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,023
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,412
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,146
5.000%, 11/01/2031	1,250	1,427
5.000%, 11/01/2032	2,500	2,836
5.000%, 11/01/2033	1,175	1,326
5.000%, 11/01/2034	1,000	1,123
5.000%, 11/01/2035	1,000	1,119
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,135
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,098
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,095
North East, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 08/01/2017 (B)	5,000	5,091
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	5,871
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,719

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, RB
Callable 01/01/2018 @ 100
6.000%, 01/01/2024	$30	$31
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,668
5.000%, 01/01/2034	4,785	5,350
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,612
5.000%, 01/01/2033	995	1,126
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
6.000%, 01/01/2018 (B)	215	224
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,252
San Antonio, Public Service Board, RB
5.250%, 02/01/2024	6,000	7,238
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,769
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,145
5.000%, 05/15/2022	500	583
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,697
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,323
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,759
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,055
5.000%, 04/01/2029	3,000	3,507
Texas State, Municipal Gas Acquisition &
Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	5,000	5,918
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	2,025
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,542

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	$2,500	$2,840
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Pre-Refunded @ 100
5.000%, 04/01/2017 (B)	1,600	1,606
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,323
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,181
Trinity, River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,162
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,731
University of Houston, Ser A, RB
5.000%, 02/15/2021 (D)	105	120
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,045
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,712
West Travis County, Public Utility Agency, RB
Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,129

		210,249

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,723
Utah, Transit Authority, Sub-Ser A-SUB, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2035	2,645	2,967

		4,690

Virginia — 2.5%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	1,053
Fairfax County, Industrial Development Authority, Ser S, RB
5.000%, 05/15/2026	3,055	3,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	$1,220	$1,343
Fairfax County, Sewer Revenue, Ser A, RB
Callable 07/15/2026 @ 100
5.000%, 07/15/2031	1,000	1,198
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,006
Virginia College, Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,550
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,268
Virginia State, Ser B, GO
Pre-Refunded @ 100
5.000%, 06/01/2018 (B)	2,000	2,104
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,943
5.000%, 03/15/2025	5,285	6,350
Virginia, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	12,181

		45,646

Washington — 3.6%
Energy Northwest, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,743
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	8,818
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,799
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,843
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,675
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,149
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,685	3,034
Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,768
5.000%, 06/01/2022	2,000	2,304
Washington State, GO
5.000%, 07/01/2023	5,000	5,928

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2025 @ 100
6.750%, 07/01/2035 (A)	$355	$354
6.500%, 07/01/2030 (A)	345	344
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,615
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,960
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,815
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,138
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,627
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,272

		66,186

Wisconsin — 1.2%
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,276
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,413
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,873
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023	1,000	984
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,290	1,377
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (A)	1,305	1,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, KU Campus Development Corporation Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	$6,880	$7,649
Wisconsin State, Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,494
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,205

		22,413

Total Municipal Bonds (Cost $1,772,260) ($ Thousands)		1,809,932

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	3,998,344	3,998

Total Cash Equivalent (Cost $3,998) ($ Thousands)		3,998

Total Investments — 99.2% (Cost $1,776,258) ($ Thousands)		$1,813,930

Percentages are based on Net Assets of $1,829,173 ($ Thousands).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $11,552 ($ Thousands), representing 0.6% of the Net Assets of the Fund.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(D)	Security is escrowed to maturity.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Security is in default on interest payment.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BHAC— Berkshire Hathaway Assurance Corporation

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Concluded)

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TSASC — Tobacco Settlement Asset Securitization Corporation

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,809,932	$–	$1,809,932
Cash Equivalent	3,998	–	–	3,998

Total Investments in Securities	$3,998	$1,809,932	$–	$1,813,930

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.8%
Alabama — 1.1%
Birmingham, Airport Authority, AMT, RB,
AMBAC
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	$2,170	$2,199
Chatom, Industrial Development Board Revenue Authority, PowerSouth Energy Cooperative Project, Ser A, RB
Callable 05/15/2017 @ 100
0.950%, 11/15/2038 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2017 @ 100
0.875%, 08/01/2037 (A)	6,000	6,004
East Alabama, Health Care Authority, Ser B, RB
5.500%, 09/01/2033 (A)	1,000	1,062
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	995	1,034
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,490	2,502
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
Callable 03/01/2017 @ 100
0.670%, 06/01/2034 (A)	400	400

		15,201
Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Slope Borough, Ser B, GO
5.000%, 06/30/2017	$3,000	$3,043

		4,158
Arizona — 1.9%
Glendale, Union School District No. 205, School Improvement Project, Ser A, GO, BAM
2.000%, 07/01/2019	8,140	8,277
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 01/01/2018 @ 100
1.350%, 07/01/2019	1,610	1,601
1.200%, 07/01/2018	1,040	1,038
Maricopa County, Industrial Development Authority, RB
1.000%, 04/01/2019 (A)	12,075	12,062
Maricopa County, Unified School District No. 41 Gilbert, GO, BAM
3.000%, 07/01/2018	585	600
Maricopa County, Unified School District No. 41 Gilbert, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,073
Maricopa County, Unified School District No. 89 Dysart, GO, BAM
2.000%, 07/01/2017	500	502
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.880%, 09/01/2045 (A)	1,000	1,000

		26,153
California — 3.6%
ABAG, Finance Authority for Nonprofit, Sharp HealthCare Services, Ser D, RB
Callable 03/01/2017 @ 100
0.620%, 08/01/2035 (A)(B)	2,000	2,000
Bay Area, Toll Authority, Ser B, RB
1.500%, 04/01/2047 (A)	1,420	1,425
California State, GO
Callable 03/01/2017 @ 100
0.410%, 05/01/2034 (A)(B)	1,800	1,800
California State, Health Facilities Financing Authority, Ser B, RB
Callable 03/01/2017 @ 100
0.640%, 10/01/2040 (A)(B)	5,000	5,000
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB
0.920%, 04/01/2038 (A)	2,000	2,000
California State, Infrastructure & Economic Development Bank, RB
0.920%, 10/01/2047 (A)	1,600	1,600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Ser A, RB
5.000%, 02/01/2018	$750	$777
5.000%, 02/01/2019	1,000	1,068
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,858
California State, Ser A3, GO
Callable 04/03/2017 @ 100
0.400%, 05/01/2033 (A)(B)	1,650	1,650
California State, Ser B, GO
1.306%, 12/01/2031 (A)	1,800	1,802
California State, Ser B, GO
Callable 03/17/2017 @ 100
1.390%, 05/01/2017 (A)	1,700	1,700
California State, Ser C3, GO
Callable 04/03/2017 @ 100
0.570%, 05/01/2033 (A)(B)	2,000	2,000
California State, Statewide Communities Development Authority, RB, AGM
0.890%, 07/01/2040 (A)	4,500	4,500
California State, Statewide Communities Development Authority, Ser D, RB
0.880%, 07/01/2041 (A)	5,425	5,425
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB
4.000%, 12/01/2018	2,000	2,097
3.000%, 12/01/2017	1,000	1,016
Simi Valley, Unified School District, GO
5.000%, 08/01/2017	1,000	1,011
5.000%, 08/01/2018	1,000	1,050
5.000%, 08/01/2019	1,000	1,085
5.000%, 08/01/2021	1,000	1,145
South San Francisco, Unified School District, Ser D, BAN
1.689%, 05/15/2017 (D)(E)	2,550	2,547
Tender Option Bond Trust Receipts, RB
0.000%, 04/01/2047 (C)(F)	5,000	5,000

		49,556
Colorado — 1.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	994
E-470, Public Highway Authority, RB
1.820%, 09/01/2039 (A)	2,105	2,105
E-470, Public Highway Authority, RB
0.000%, 09/01/2039 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	$1,000	$1,019
4.000%, 12/01/2019	350	370
University of Colorado Hospital Authority, RB
4.000%, 11/15/2047 (A)	8,450	8,985

		15,473
Connecticut — 1.8%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,977
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037 (A)	5,000	4,995
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/2017	1,100	1,102
Connecticut State, Ser A, GO
1.410%, 05/15/2017 (A)	3,000	3,002
Hamden, GO
3.000%, 08/15/2017	1,000	1,009
Hartford County, Metropolitan District, GO
2.000%, 08/30/2017	4,000	4,021
New Britain, Ser A, GO, BAM
5.000%, 03/01/2018 (D)	1,000	1,042
New Haven, GO
2.500%, 05/18/2017	3,000	3,010
New Haven, Ser A, GO
5.000%, 03/01/2017	425	425
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018	2,750	2,892

		24,475
Delaware — 0.2%
Delaware State, Economic Development Authority, Various Gas Facilities, Ser C, RB
Callable 04/03/2017 @ 100
0.850%, 10/01/2028 (A)	1,000	1,000
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	865
4.000%, 06/01/2019	885	925

		2,790
District of Columbia — 2.3%
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB
0.700%, 09/01/2017 (A)	3,250	3,250
District of Columbia, Housing Finance Agency, Pomeroy Gardens Apartments Project, RB
1.100%, 10/01/2018 (A)	2,000	2,002

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
1.000%, 08/01/2019 (A)	$27,000	$26,921

		32,173
Florida — 4.1%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 01/01/2018 @ 100
1.625%, 01/01/2019	26,000	26,099
Escambia County, Solid Waste Authority, Gulf Power Company Project, RB
1.400%, 04/01/2039 (A)	6,750	6,765
Florida State, Housing Finance, Phoenix Apartments Project, Ser A, RB Callable 04/01/2017 @ 100
0.900%, 10/01/2017	1,900	1,900
Florida State, Municipal Loan Council, RB
4.000%, 05/01/2017	1,000	1,006
Martin County, Pollution Control Authority, Power & Light Project, RB
Callable 03/01/2017 @ 100
0.620%, 07/15/2022 (A)	2,300	2,300
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
0.950%, 08/01/2019 (A)	2,000	1,994
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,710
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,805
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	3,062
4.000%, 01/01/2018	2,270	2,324
4.000%, 01/01/2019	1,235	1,292
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,163
University of North Florida, Financing Authority, Capital Improvement Housing Project, RB, AGM
5.000%, 11/01/2017	2,130	2,185

		56,605
Georgia — 2.8%
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/2029 (A)	8,200	8,250
Burke County, Development Authority, Plant Vogtle Project, RB
1.375%, 10/01/2032 (A)	1,300	1,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Burke County, Development Authority, Plant Vogtle Project, RB
1.800%, 10/01/2032 (A)	$5,750	$5,789
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,030
Burke County, Development Authority, Plant Vogtle Project, RB
Callable 03/01/2017 @ 100
0.660%, 07/01/2049 (A)	1,400	1,400
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/2018	2,000	2,063
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/2049 (A)	2,500	2,505
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/2025 (A)	4,805	4,841
Peach County, Development Authority, USG Real Estate Foundation LLC Project, RB
Callable 04/01/2018 @ 100
1.200%, 10/01/2018	7,750	7,732
Southeast Georgia, Consolidated Housing Authority, Cumberland Oaks Apartments Project, RB
0.630%, 03/01/2017	2,585	2,585

		38,496
Idaho — 0.1%
Idaho, Housing & Finance Association, Ser A, RB
Callable 03/02/2017 @ 100
0.830%, 01/01/2038 (A)(B)	1,500	1,500
Illinois — 6.1%
Bedford Park, RB
3.000%, 12/01/2017	485	489
3.000%, 12/01/2018	340	343
Chicago, Board of Education, Ser A2, GO
1.390%, 03/01/2035 (A)	3,000	2,969
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,064
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2018	3,000	3,102
5.000%, 01/01/2019	3,060	3,273
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	4,250	4,546
5.000%, 01/01/2020	3,000	3,302

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	$1,990	$2,079
2.000%, 01/01/2018	1,580	1,594
Chicago, Park District, GO
4.000%, 01/01/2018	1,000	1,021
Chicago, Park District, Ser B, GO
4.000%, 01/01/2018	1,330	1,358
Chicago, Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,531
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,834
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	872
5.000%, 01/01/2023	30	34
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,056
5.000%, 01/01/2019	1,750	1,850
5.000%, 01/01/2020	1,000	1,081
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	4,600	4,851
5.000%, 11/01/2019	3,250	3,512
2.000%, 11/01/2017	2,350	2,361
Cook County, Ser A, GO
5.000%, 11/15/2017	1,800	1,848
5.000%, 11/15/2018	800	846
5.000%, 11/15/2019	2,465	2,666
Du Page Cook & Will Counties, Community College District No. 502, GO
Callable 06/01/2017 @ 100
5.000%, 06/01/2019	2,730	2,759
Illinois State, Finance Authority, American Academy Project, RB
0.710%, 04/01/2021 (A)(B)	650	650
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	998
1.000%, 05/01/2017	1,000	1,000
Illinois State, Finance Authority, RB
5.000%, 08/15/2020	950	1,037
5.000%, 08/15/2021	400	442
Illinois State, Finance Authority, RB Pre-Refunded @ 100
7.000%, 08/15/2019 (G)	3,000	3,425
Illinois State, Finance Authority, Ser A, RB
5.000%, 08/15/2017 (D)	510	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
5.000%, 08/01/2017	$2,280	$2,314
5.000%, 07/01/2019	4,715	4,949
5.000%, 02/01/2020	1,355	1,427
4.000%, 07/01/2018	1,150	1,178
4.000%, 02/01/2021	1,350	1,382
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB
1.200%, 11/01/2019 (A)	2,000	2,000
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/2017	750	758
Joliet, Ser A, GO
3.000%, 12/15/2017	750	761
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/2018	4,840	5,009
Lake County, Community Consolidated School District No. 50 Woodland, GO
4.000%, 01/01/2018	1,000	1,026
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.054%, 01/01/2021 (E)	2,750	2,525

		84,642
Indiana — 2.6%
Evansville Housing, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018 (A)	2,000	2,000
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,029
1.500%, 08/01/2017	2,000	2,007
Hammond, Local Public Improvement Bond Bank, Advanced Funding Program Notes, Ser S, RB
2.125%, 12/31/2017	2,000	2,011
Indiana State, Health Facility Financing Authority, RB
4.000%, 11/15/2036 (A)	9,225	9,720
Indiana State, Health Facility Financing Authority, Ser 2005A-6, RB
1.150%, 10/01/2026 (A)	2,765	2,767
Indiana State, Housing & Community Development Authority, Ser 08A2, RB, GNMA/FNMA/FHLMC
Callable 04/03/2017 @ 100
0.870%, 07/01/2039 (A)	2,100	2,100
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/2017	365	372

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rockport, RB
1.750%, 06/01/2025 (A)	$10,700	$10,732
St. Joseph County, Ser A, RB
5.000%, 04/01/2020	705	774
5.000%, 04/01/2021	740	827

		35,339
Iowa — 2.0%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,740
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 03/01/2017 @ 100
0.850%, 04/01/2022 (A)(B)	5,000	5,000
Iowa State, Finance Authority, Ser B, RB
Callable 03/01/2017 @ 100
0.670%, 05/01/2023 (A)	450	450
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 01/01/2018 @ 100
1.750%, 06/01/2018	4,000	4,003
Iowa State, Higher Education Loan Authority, RAN
Callable 03/01/2018 @ 100
1.000%, 09/01/2018	14,940	14,813

		27,006
Kentucky — 4.2%
Carroll County, RB
1.050%, 09/01/2042 (A)	8,000	7,903
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
0.994%, 11/01/2017 (A)	350	350
Kentucky State, Property & Building Commission, Ser A, RB
5.000%, 08/01/2020	1,100	1,223
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, BAN
5.000%, 07/01/2017	8,750	8,854
3.000%, 07/01/2017	1,750	1,757
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/2033 (A)	3,750	3,752
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
2.200%, 02/01/2035 (A)	1,300	1,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/2033 (A)	$3,500	$3,502
Pikeville, Educational Facilities Revenue Board, College Optometry Project, BAN, USDA
Callable 03/01/2017 @ 100
3.000%, 08/01/2017	4,000	4,001
Pikeville, Hospital Revenue Authority, Medical Center Project, BAN
2.000%, 03/01/2017	100	100
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026 (A)	10,750	10,745
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027 (A)	15,000	15,008

		58,516
Louisiana — 0.6%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/2040 (A)	4,000	4,020
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,120
Parish of Bossier, Ser A, RB
2.000%, 07/01/2017	450	452
2.000%, 07/01/2018	2,325	2,357

		7,949
Maryland — 0.5%
Maryland State, Community Development Administration, Allendale Apartments Project, Ser I, RB
Callable 04/03/2017 @ 100
1.020%, 05/01/2017	3,200	3,200
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB
Callable 05/01/2018 @ 100
1.150%, 02/01/2019	3,000	2,982

		6,182
Massachusetts — 0.4%
Haverhill, BAN
2.000%, 06/01/2017	175	175
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2019	575	618

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, Ser S, RB
1.500%, 08/01/2018 (A)	$2,475	$2,480
Massachusetts State, Ser D2, GO
0.940%, 08/01/2043 (A)	2,500	2,500

		5,773
Michigan — 4.4%
Chelsea, School District, GO
4.000%, 05/01/2017	1,425	1,433
East Lansing, School District, GO
5.000%, 05/01/2017	650	655
5.000%, 05/01/2018	400	419
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	2,000	2,094
5.000%, 05/01/2019	1,425	1,538
4.000%, 05/01/2017	2,150	2,162
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,908
Hartland, Consolidated School District, GO
2.000%, 08/21/2017	2,160	2,168
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	759
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	889
4.000%, 05/01/2017	955	961
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,988
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	500	545
5.000%, 11/15/2020	500	557
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,387
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB Pre-Refunded @ 100
0.950%, 02/01/2018 (A)(G)	390	389
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,855	1,848
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, RB
0.950%, 11/15/2033 (A)	6,775	6,768
Plainwell, Community Schools, GO, Q-SBLF
3.000%, 05/01/2020	3,755	3,943
3.000%, 05/01/2021	12,155	12,846
Southfield, Public Schools, GO, Q-SBLF
5.000%, 05/01/2019	900	971
4.000%, 05/01/2018	2,500	2,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southgate, Community School District, GO, BAM
5.000%, 05/01/2017	$1,000	$1,008
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,782
Woodhaven-Brownstown County, School District, GO, Q-SBLF
4.000%, 05/01/2018	1,790	1,853
4.000%, 05/01/2019	2,140	2,264
3.000%, 05/01/2017	630	633

		60,356
Minnesota — 3.8%
Apple Valley, RB
4.000%, 01/01/2021	500	533
4.000%, 01/01/2022	555	593
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 08/01/2017 @ 100
0.900%, 02/01/2018	2,400	2,396
Minnesota State, Housing Finance Agency, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	465	463
Minnesota State, Ser A, GO
5.000%, 08/01/2022	13,070	15,366
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL
Callable 11/15/2017 @ 100
5.000%, 11/15/2020	1,410	1,450
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, GO
Callable 06/01/2018 @ 100
1.200%, 12/01/2018	21,335	21,313
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 06/01/2018 @ 100
1.300%, 12/01/2018	11,000	10,990

		53,104
Mississippi — 1.5%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/2017 @ 100
0.950%, 05/01/2037 (A)	2,250	2,250
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040 (A)	2,000	2,007
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/2017	5,885	5,887

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Waste Management Project, AMT, RB
1.375%, 03/01/2027 (A)	$3,250	$3,250
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	595	621
5.000%, 04/01/2019	1,650	1,771
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.400%, 09/01/2022 (A)(F)	2,000	2,002
Mississippi State, Hospital Equipment & Facilities Authority, Ser A, RB
5.000%, 08/15/2017	2,300	2,341

		20,129
Missouri — 0.3%
Kansas City, Industrial Development Authority, RB, AMBAC
Callable 12/01/2017 @ 100
5.000%, 12/01/2019	1,000	1,029
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,325
St. Louis, Industrial Development Authority, RB, AMBAC
0.000%, 07/15/2018 (E)	2,000	1,957

		4,311
Montana — 0.9%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds,
RB
Callable 03/01/2018 @ 100
0.520%, 03/01/2028 (A)	5,000	5,000
0.000%, 03/01/2042 (A)	7,000	7,003

		12,003
Nebraska — 0.1%
Central Plains, Energy Project No. 1, RB
1.064%, 12/01/2017 (A)	305	304
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	591
Scotts Bluff County, Hospital Authority, RB
5.000%, 02/01/2019	500	527
4.000%, 02/01/2018	300	307

		1,729
Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,746

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	$600	$647
1.850%, 10/01/2019	2,000	1,994
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	409

		3,050
New Jersey — 7.9%
Burlington County, Bridge Commission, Ser B, RAN
2.000%, 04/26/2017	3,000	3,006
Clark Township, GO
2.000%, 03/17/2017	4,200	4,201
East Brunswick Township, BAN
2.000%, 03/17/2017	3,583	3,585
East Rutherford, BAN
1.500%, 03/16/2017	4,614	4,615
Gloucester County, Solid Waste Improvement Authority, Waste Management Project, Ser A, RB
2.125%, 12/01/2029 (A)	1,800	1,812
Hammonton, GO
2.000%, 11/22/2017	3,353	3,374
Hudson County, Improvement Authority, Ser A1, RAN
2.250%, 04/19/2017	4,600	4,609
Hudson County, Improvement Authority, Ser B1, RAN
2.000%, 06/27/2017	2,990	3,001
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	2,500	2,594
New Jersey State, Economic Development Authority, RB
5.250%, 09/01/2019	540	573
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,282
New Jersey State, Economic Development Authority, Sub-Ser A, RB
5.000%, 05/01/2017	10,000	10,059
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/15/2017	1,915	1,934
New Jersey State, Educational Facilities Authority, Ser B, RB
3.000%, 09/01/2017	3,025	3,045

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB
1.050%, 02/01/2018 (A)	$3,000	$3,001
New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB
1.000%, 01/15/2019 (A)	5,040	5,040
New Jersey State, Housing & Mortgage Finance Agency, RB
0.950%, 03/01/2018 (A)	3,000	2,999
New Jersey State, Housing & Mortgage Finance Agency, RB
1.200%, 10/01/2019 (A)	4,410	4,412
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,543
1.050%, 05/01/2018	6,560	6,552
1.000%, 11/01/2017	1,500	1,500
0.850%, 05/01/2017	5,000	5,000
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	13,350	14,132
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/2017	1,200	1,231
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 12/15/2017	2,900	2,976
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	2,500	2,588
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	215	222
Ocean Township, Board of Education, GO
2.000%, 03/01/2017	294	294
West Orange Township, GO
2.000%, 04/13/2017	2,402	2,405

		108,585
New Mexico — 0.5%
Farmington, Pollution Control, El Paso Electric Company Project, RB
1.875%, 06/01/2032 (A)	1,500	1,500
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
1.037%, 08/01/2017 (A)	5,000	5,003
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser A, RB
5.000%, 11/01/2039 (A)	350	378

		6,881

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 14.5%
Adirondack, Central School District, BAN
1.500%, 07/20/2017	$2,041	$2,044
Akron, Central School District, BAN
2.000%, 06/22/2017	1,000	1,004
Brooklyn Arena, Local Development Authority, Barclays Center Project, Ser A, RB
5.000%, 07/15/2017	250	254
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 04/03/2017 @ 101
2.140%, 09/01/2019 (A)(F)	3,000	2,999
Evans, Ser A, BAN
1.500%, 06/09/2017	4,470	4,473
Greater Southern Tier, Board of Cooperative Educational Services District, GO
2.000%, 06/30/2017	13,085	13,123
Guilderland, Central School District, Ser A, BAN
1.000%, 06/30/2017	18,485	18,490
Hamburg, BAN
2.000%, 07/06/2017	2,000	2,008
Henrietta Fire District, BAN
1.050%, 08/16/2017	4,200	4,195
Hornell, School District, BAN
2.000%, 06/22/2017	6,500	6,517
Houston, Independent School District, Ser A1B, BAN, PSF-GTD
3.000%, 06/09/2017	8,430	8,634
Le Roy, Central School District, BAN
1.500%, 07/20/2017	6,318	6,327
Long Beach, Ser A, GO
2.000%, 02/15/2018	8,000	8,051
Malone, Central School District, Ser A, BAN
1.500%, 06/30/2017	15,100	15,124
Marathon, Central School District, BAN
2.000%, 06/09/2017	8,475	8,499
Metropolitan New York, Transportation Authority, Ser D2, RB
1.000%, 11/15/2044 (A)	4,000	3,997
Metropolitan New York, Transportation Authority, Ser D2, RB
4.000%, 11/15/2034 (A)	3,000	3,185
Metropolitan New York, Transportation Authority, Ser G1, RB
0.817%, 11/01/2032 (A)	1,100	1,089
New Paltz, Central School District, BAN
1.000%, 03/01/2017	15,000	15,000
New York City, GO
Callable 03/01/2017 @ 100
0.630%, 08/01/2044 (A)	5,000	5,000
New York City, Housing Development, RB
1.850%, 05/01/2021 (A)	2,000	2,015

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
1.450%, 05/01/2050 (A)	$1,005	$999
New York City, Ser C4, GO, AGC
0.890%, 10/01/2027 (A)	350	350
New York City, Ser J, GO, AGM
0.990%, 06/01/2036 (A)	2,425	2,425
New York City, Sub-Ser H3, GO
0.580%, 08/01/2022	400	400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A3, RB
Callable 03/01/2017 @ 100
0.790%, 08/01/2022 (A)	100	100
New York City, Transitional Finance Authority, RB
0.780%, 11/01/2022 (A)	2,425	2,425
New York City, Water & Sewer System, Ser BB, RB
Callable 03/01/2017 @ 100
0.610%, 06/15/2049 (A)	6,010	6,010
New York State, Dormitory Authority, RB
4.000%, 12/01/2018 (F)	1,300	1,346
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.750%, 10/01/2028 (A)	1,100	1,100
New York State, Environmental Facilities, Ser S, RB
2.750%, 07/01/2017	710	714
New York State, Housing Finance Agency, RB
Callable 03/01/2017 @ 100
0.760%, 05/01/2048 (A)(B)	3,300	3,300
New York State, Housing Finance Agency, Ser A, RB
Callable 03/01/2017 @ 100
0.610%, 05/01/2042 (A)(B)	4,000	4,000
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,970
1.100%, 05/01/2019	3,000	2,984
0.950%, 11/01/2018	7,900	7,863
Oakfield, BAN
2.000%, 03/23/2017	3,763	3,766
Olean, BAN
2.000%, 06/15/2017	6,799	6,817
Oyster Bay, Ser A, GO
3.500%, 06/01/2018	1,000	1,009
Rochester, Ser II, GO
2.000%, 08/04/2017	2,069	2,080
Rockland County, Ser A, GO, AGM
5.000%, 03/01/2017	1,375	1,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tompkins County, Development, Cortland Community College, RB
5.000%, 07/01/2017	$1,005	$1,013
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,194
4.000%, 06/01/2019	3,000	3,154
3.000%, 06/01/2018	2,000	2,041

		199,463
North Carolina — 0.5%
Greensboro, Housing Authority, Claremont Courts Project, RB
0.950%, 11/01/2017 (A)	3,000	3,000
North Carolina State, Grant Anticipation Vehicle, RB
4.000%, 03/01/2023 (A)	2,000	2,031
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
Callable 03/01/2017 @ 100
0.560%, 10/01/2035 (A)	2,200	2,200

		7,231
Ohio — 7.4%
Akron, RB
2.500%, 12/13/2017	3,000	3,032
American Municipal Power, RB
2.000%, 10/19/2017	7,685	7,727
Cleveland, Airport System Revenue, Ser D, RB
Callable 03/01/2017 @ 100
0.630%, 01/01/2024 (A)(B)	5,000	5,000
Cleveland-Cuyahoga County, Port Authority, RB
Callable 03/01/2017 @ 100
0.610%, 01/01/2037 (A)(B)	5,600	5,600
Crawford County, Avita Health System Project, RB
Callable 05/01/2017 @ 100
1.430%, 11/01/2017	12,325	12,331
Cuyahoga, Metropolitan Housing Authority, RB
1.000%, 09/01/2019 (A)	4,450	4,430
Deer Park, Community City School District, GO
2.500%, 07/13/2017	9,800	9,843
Dover, City School District, GO
2.250%, 05/04/2017	7,900	7,915
Elyria, City School District, GO
2.300%, 04/13/2017	7,500	7,509
Forest Park, BAN
1.500%, 08/23/2017	2,600	2,604
Franklin County, Poindexter Phase IIA Project, RB
1.100%, 12/01/2018 (A)	2,000	2,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hamilton County, Cincinnati Children’s Hospital Project, RB
5.000%, 05/15/2018	$450	$471
4.000%, 05/15/2017	785	791
Hamilton County, RB
4.000%, 01/01/2018	280	286
4.000%, 01/01/2019	550	572
4.000%, 01/01/2020	575	605
Kettering, School District, GO
5.000%, 12/01/2017	1,000	1,031
5.000%, 12/01/2018	1,000	1,069
Lancaster, Port Authority, RB
1.067%, 08/01/2018 (A)	1,335	1,332
Logan County, GO
2.000%, 12/20/2017	3,000	3,017
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/2017	555	562
Lorain County, Ser B, GO
1.250%, 11/09/2017	2,500	2,507
Marietta, BAN
1.500%, 05/12/2017	3,477	3,480
Mentor, GO
2.000%, 04/28/2017	825	826
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	4,000	1,400
Ohio State, Higher Educational Facility Commission, Cleveland Health System Project, RB
Callable 03/01/2017 @ 100
0.570%, 01/01/2039 (A)	2,500	2,500
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
2.250%, 09/01/2033 (A)	1,255	1,270
Ohio State, Housing Finance Agency, Multi-Family Northland Village Apartment Project, RB
1.000%, 05/01/2019 (A)	3,000	3,000
Sandusky, City School District, GO
2.500%, 06/01/2017	4,000	4,013
Stow, GO
2.000%, 04/27/2017	1,900	1,903
Tipp City, Ser A, GO
1.750%, 02/14/2018	2,482	2,495
Trenton, GO
Callable 04/03/2017 @ 100
1.340%, 11/17/2017	1,100	1,100

		102,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 2.0%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/2017	$1,065	$1,080
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/2017	900	900
Logan County, Independent School District No. 1 Guthrie Building, GO
4.000%, 08/01/2020	1,000	1,071
Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2018	6,400	6,323
0.050%, 06/01/2019	4,105	3,992
Oklahoma State, Housing Finance Agency, Savanna Landing Apartments Project, RB
0.850%, 07/01/2019 (A)	3,000	2,990
Tulsa County, Independent School District No. 3 Broken Arrow, GO
3.000%, 04/01/2019	2,830	2,934
Tulsa County, Industrial Authority, Indian Springs Apartments Project, RB
0.850%, 09/01/2019 (A)	7,885	7,870
Tulsa, Airports Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/2017	1,090	1,099

		28,259
Other — 0.3%
BB&T Municipal Trust, RB
1.140%, 06/30/2017 (A)(B)(F)	4,038	4,038

Pennsylvania — 6.1%
Allegheny County, Hospital Development Authority, Ser A, RB
5.000%, 05/15/2017	1,000	1,009
Armstrong, School District, GO
Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	727
Beaver County, Industrial Development Authority, Pollution Control, Ser B, RB
2.500%, 12/01/2041 (A)	1,000	550
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	890
Capital Region Water, Ser A, RB
5.000%, 07/15/2019	1,350	1,462
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	511
4.000%, 01/01/2019	535	557

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dover Area, School District, GO
4.000%, 04/01/2020	$1,050	$1,126
Downingtown Area, School District, GO
1.340%, 05/01/2030 (A)	2,000	2,002
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	450
3.000%, 12/01/2017	285	289
Hempfield Area, School District, GO
4.000%, 10/15/2017	900	918
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 02/15/2027 (A)	13,000	13,005
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 09/01/2029 (A)	5,580	5,575
Penn Hills, School District, GO, BAM
3.000%, 10/01/2017	1,000	1,009
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	3,008
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.250%, 06/01/2044 (A)	3,000	3,000
Pennsylvania State, GO
5.000%, 02/01/2019	3,045	3,264
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Messiah College Project, Ser I3, RB
1.200%, 11/01/2031 (A)	2,570	2,570
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Mount Aloysius Project, RB
1.250%, 11/01/2041 (A)	1,500	1,500
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
1.350%, 05/01/2034 (A)	2,500	2,501
Pennsylvania State, Higher Educational Facilities Authority, East Stroudsburg Student Housing Project, Ser 1B, BAN
Callable 08/01/2017 @ 100
0.875%, 02/01/2018	5,000	4,993
Pennsylvania State, Higher Educational Facilities Authority, RB
1.000%, 05/01/2030 (A)	2,680	2,680
Pennsylvania State, Housing Finance Agency, RB
1.850%, 12/01/2019 (A)	3,000	3,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, RB
5.000%, 06/01/2017	$1,500	$1,514
5.000%, 04/01/2018	920	952
Pennsylvania State, RB, AGM
4.000%, 11/01/2018	1,945	2,025
3.000%, 11/01/2017	1,000	1,012
Pennsylvania State, Turnpike Commission, Ser B1, RB
Callable 06/01/2017 @ 100
1.090%, 12/01/2017 (A)	4,000	3,994
Philadelphia, Authority for Industrial Development, RB
Callable 03/01/2017 @ 100
1.200%, 09/01/2050 (A)	2,565	2,565
Philadelphia, Gas Works, RB
4.000%, 08/01/2017	2,000	2,026
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2017	525	528
Philadelphia, School District, Ser D, GO
5.000%, 09/01/2018	1,000	1,045
Upper Darby, GO, AGM
Callable 04/03/2017 @ 100
2.250%, 10/01/2017	310	310
Washington County, Hospital Authority, RB
0.800%, 07/01/2031 (A)(B)	3,000	2,998
0.800%, 07/01/2037 (A)(B)	6,000	5,997
York County, GO
0.719%, 06/01/2033 (A)	1,890	1,889

		83,470
Rhode Island — 0.9%
Rhode Island State, Commerce, RB
5.000%, 06/15/2019	1,000	1,081
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/2017	500	510
Rhode Island State, Health & Educational Building Authority, Public Schools Board Project, RB
4.000%, 05/15/2017	1,650	1,661
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,084
Rhode Island State, Housing & Mortgage Finance, RB
1.340%, 10/01/2045 (A)	2,000	1,999

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	$1,805	$1,798
1.200%, 10/01/2018	1,495	1,490

		12,623
South Carolina — 1.2%
Piedmont Municipal Power Agency, RB
Callable 01/01/2018 @ 100
5.250%, 01/01/2019	4,000	4,139
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,793
4.000%, 12/01/2017	1,130	1,153
South Carolina State, Housing Finance & Development Authority, RB
1.400%, 01/01/2019 (A)	3,230	3,233
South Carolina State, Housing Finance & Development Authority, RB
0.900%, 08/01/2019 (A)	6,745	6,720

		17,038
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2017	500	507
3.000%, 11/01/2018	500	516

		1,023
Tennessee — 0.3%
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	802
Sevier County, Health Educational & Housing Facilities Board, Ser R, RB
0.850%, 09/01/2017 (A)	1,000	1,000
Shelby County, Health Educational & Housing Facilities Board, RB, AGM
Callable 03/01/2017 @ 100
0.600%, 06/01/2042 (A)	500	500
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	2,000	2,065

		4,367
Texas — 8.4%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB
1.000%, 10/01/2018 (A)	3,800	3,799
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.950%, 02/15/2039 (A)	2,000	1,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/2038 (A)	$10,000	$10,035
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
0.900%, 02/15/2040 (A)	3,000	2,980
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,357
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/2017	2,000	2,057
Del Rio, GO, BAM
4.000%, 06/01/2017	980	988
4.000%, 06/01/2018	440	455
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037 (A)	2,000	2,001
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040 (A)	2,000	1,993
Georgetown, Independent School District, GO
2.000%, 08/01/2034 (A)	3,000	3,026
Georgetown, Independent School District, Ser B, GO, PSF-GTD
2.500%, 08/01/2041 (A)	2,330	2,345
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/2017	545	556
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,073
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/2039 (A)	21,025	21,196
Houston, Independent School District, Ser B, GO, PSF-GTD
0.950%, 06/01/2035 (A)	1,400	1,400
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047 (A)	2,100	2,098
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,307
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042 (A)	1,230	1,235
New Hope, Cultural Education Facilities Finance, Student Housing Construction Project, RAN
Callable 08/01/2017 @ 100
1.000%, 02/01/2018	5,900	5,889

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North East, Independent School District, Ser B, GO, PSF-GTD
1.420%, 08/01/2040 (A)	$1,690	$1,659
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2018	500	517
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,675	3,695
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 03/01/2017 @ 100
0.700%, 12/01/2039 (A)	3,000	3,000
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 03/01/2017 @ 100
0.700%, 04/01/2040 (A)	1,000	1,000
SA Energy Acquisition Public Facility, RB
5.250%, 08/01/2018	2,000	2,106
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,862
San Antonio, Housing Trust Finance, Freedom Hills Ranch Apartments Project, RB
Callable 07/01/2017 @ 100
1.000%, 01/01/2018	2,000	1,998
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,020
Starr County, GO, AMBAC
Callable 04/03/2017 @ 100
4.000%, 08/15/2017	500	501
Tarrant County, Cultural Education Facilities Finance, RB
4.000%, 11/15/2018	1,000	1,035
4.000%, 11/15/2019	1,030	1,082
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 02/01/2018 @ 100
1.000%, 08/01/2018	2,900	2,894
Texas State, Department of Housing & Community Affairs, Chisolm Trace Cheyenne Village Apartment Project, RB
0.800%, 06/01/2018 (A)	6,750	6,750
Texas State, Municipal Gas Acquisition & Supply II, RB
1.110%, 09/15/2017 (A)	260	260
Texas State, Various Water Financial Assistance, Ser B2, GO Pre-Refunded @ 100
2.000%, 08/01/2019 (A)(G)	3,125	3,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Various Water Financial Assistance, Ser S, GO Pre-Refunded @ 100
2.000%, 02/01/2018 (A)(G)	$2,205	$2,205
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
1.100%, 02/15/2043 (A)	2,395	2,373
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/2017	580	585
Williamson County, GO
1.450%, 08/15/2034 (A)	2,000	2,007

		116,464
Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	1,220	1,231

Virginia — 0.3%
American Municipal Power, Bedford Electric Systems Project, BAN
1.250%, 03/28/2017	4,385	4,386

Washington — 0.6%
Energy Northwest, Wind Project, RB
5.000%, 07/01/2017	750	761
Tender Option Bond Trust Receipts, Ser 2015- XF0042, RB
Callable 11/01/2019 @ 100
0.940%, 11/01/2024 (A)(F)	500	500
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/2017	500	515
5.000%, 11/15/2018	655	697
Washington State, Motor Vehicle Fuel Tax, Ser B, GO
5.000%, 08/01/2022	5,000	5,861

		8,334
West Virginia — 0.3%
West Virginia State, Economic Development Authority, Shepherd University Foundation, BAN
Callable 08/01/2017 @ 100
1.200%, 02/01/2018	4,250	4,252

Wisconsin — 1.4%
Brown & Kewaunee Counties, Luxemburg- Casco School District, RB
Callable 04/17/2017 @ 100
2.000%, 07/17/2017	3,410	3,416

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Short Duration Municipal Fund  (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sun Prairie, Area School District, RB
Callable 04/03/2017 @ 100
2.000%, 06/01/2017	$2,000	$2,002
Wisconsin State, Public Finance Authority, Educational Facilities, RB
5.000%, 01/01/2018	510	523
5.000%, 01/01/2019	390	410
Wisconsin State, Ser B, GO
5.000%, 05/01/2022	10,865	12,685

		19,036
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 4, AMT, RB
1.150%, 06/01/2017	400	400

Total Municipal Bonds (Cost $1,381,633) ($ Thousands)		1,377,717

Total Investments — 99.8% (Cost $1,381,633) ($ Thousands)		$1,377,717

Percentages are based on Net Assets of $1,380,246 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Security is escrowed to maturity.
(E)	The rate reported is the effective yield at the time of purchase.
(F)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $15,885 ($ Thousands), representing 1.2% of the Net Assets of the Fund.
(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AICUP— Association of Independent Colleges & Universities of

                Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HACEP— Housing Authority of the City of EI Paso

LLC — Limited Liability Company

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Bond Loan Fund

RAD— Rental Assistance Demonstration

RAN— Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TSASC — Tobacco Settlement Asset Securitization Corporation

USDA — United States Department of Agriculture

XLCA — XL Capital Assurance

As of February 28, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

California Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
California — 98.4%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,415
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,661
5.000%, 10/01/2023	2,160	2,523
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	1,000	1,155
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/2023	625	739
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/2018 (A)	1,845	1,936
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,511
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,450
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/2018 (B)	260	275
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	355
5.000%, 10/01/2025	400	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2020	$505	$555
4.000%, 10/01/2021	500	558
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	254
5.000%, 09/01/2021	325	377
5.000%, 09/01/2022	800	944
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	910
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	788
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	961
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,380
California State, GO
5.000%, 09/01/2025	1,500	1,798
5.000%, 08/01/2026	5,000	6,036
5.000%, 09/01/2026	2,000	2,416
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,866
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,384
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	456
5.000%, 06/01/2026	350	390
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,149
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	579

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	$375	$396
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100
5.250%, 08/15/2022	3,500	3,713
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,181
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB
Callable 03/01/2017 @ 100
0.420%, 03/01/2017 (C)(D)	3,000	3,000
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	408
5.000%, 02/01/2024	500	588
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,160
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,154
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (B)	895	936
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/15/2019 (A)	1,295	1,422
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,248
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,129
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,787
California State, School Finance Authority, RB
5.000%, 08/01/2023 (E)	825	915
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,151
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	$1,500	$1,704
5.000%, 05/15/2024	1,445	1,650
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	567
5.000%, 10/01/2022	500	575
5.000%, 10/01/2023	500	577
California State, Statewide Communities Development Authority, Jewish Home Project, Ser S, RB
Callable 04/03/2017 @ 100
2.500%, 08/01/2020	2,250	2,252
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,000	3,244
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	586
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,366
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,183
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,562
5.000%, 10/01/2020	5,000	5,652
5.000%, 12/01/2023	2,295	2,730
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,532
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,114
California State, Various Purposes, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	5,791
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,278
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,916
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	3,015	3,360

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	$500	$533
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	4,018
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	958
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,664
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,763
4.000%, 06/01/2021	1,500	1,667
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,222
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	539
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,202
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,087
5.000%, 06/01/2021	1,000	1,143
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,753
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,191
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	1,020	1,125
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	882
5.000%, 11/01/2025	1,000	1,219
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	755
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/2019	475	517
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,125
Long Beach, Community College District, Ser B, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2025	2,000	2,313
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,198
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	$520	$579
5.000%, 05/15/2022	900	1,014
5.000%, 05/15/2023	700	792
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	132
Long Beach, Unified School District, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/2019 (A)	1,880	2,070
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	3,500	3,944
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,956
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,377
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/2024	2,000	2,355
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,178
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,178
Los Angeles, Community Facilities District, RB
5.000%, 09/01/2021	1,050	1,179
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,620
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,266
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/2022	1,080	1,259
5.000%, 05/15/2023	800	945
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,678
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2023	2,000	2,322
Los Angeles, Department of Airports, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,164
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,217

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	$1,400	$1,606
5.000%, 08/01/2024	2,000	2,366
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2020	2,200	2,479
5.000%, 07/01/2022	250	296
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	870
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,253
5.000%, 07/01/2024	1,060	1,279
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,290
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,387
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,888
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/2021	1,000	1,148
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/2021 (A)	3,000	3,627
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/2021	1,100	1,253
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/2023	525	618
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	318
Palm Desert Redevelopment Agency Successor Agency, Ser A, GO, BAM
5.000%, 10/01/2024	1,200	1,402
Palomar Health, Ser A, GO
5.000%, 08/01/2025	1,140	1,355
5.000%, 08/01/2026	1,360	1,620
Palomar, Community College District, GO
5.000%, 05/01/2023	750	892
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	691
5.000%, 08/01/2024	1,300	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburg, Successor Agency Redevelopment Agency, Ser A, RB, AGM
5.000%, 09/01/2023	$3,000	$3,500
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	779
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/2021	2,770	3,146
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/2022	1,500	1,751
Sacramento, Area Flood Control Agency, GO
5.000%, 10/01/2026	850	1,041
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	602
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,229
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB, BAM
5.000%, 12/01/2024	1,000	1,189
Sacramento, Unified School District, GO
5.000%, 07/01/2021	1,125	1,284
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	4,023
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,763
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,314
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,392
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,611
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/2021	1,395	1,606
San Diego County, Water Authority, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	5,000	5,698
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,836
5.000%, 08/01/2024	1,000	1,214
San Diego, Public Facilities Financing Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	1,000	1,088

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/2022	$700	$825
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	610
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,327
5.000%, 04/01/2026	1,425	1,655
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,361
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,482
5.000%, 05/01/2025	1,000	1,211
San Francisco City & County, Public Utilities Commission, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	1,075	1,204
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,158
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB
5.000%, 11/01/2026	6,000	7,369
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/2022	235	272
San Francisco City & County, Redevelopment Agency, Ser S, TA
5.000%, 08/01/2023	425	499
San Francisco City & County, Redevelopment Agency, TA
5.000%, 08/01/2022	275	318
San Francisco City & County, Ser A, COP
5.000%, 10/01/2018	2,000	2,129
San Francisco City & County, Ser R1, GO
5.000%, 06/15/2018	810	854
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,539
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,434
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/2021	750	867
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/2021 @ 100
5.000%, 06/01/2023	$1,000	$1,144
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,250
Sonoma County, Junior College District, GO
5.000%, 08/01/2021	2,100	2,425
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	836
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	836
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	819
5.000%, 08/15/2024	1,000	1,121
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,708
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,092
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,413
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	576
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,925
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	516
Stockton, Redevelopment Agency Successor Agency, Ser A, GO, AGM
5.000%, 09/01/2026	1,000	1,163
Stockton, Redevelopment Agency Successor Agency, Ser A, GO, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,152
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,481
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,213

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tustin, Unified School District, GO
5.000%, 06/01/2023	$800	$952
5.000%, 09/01/2023	1,000	1,145
Tustin, Unified School District, GO, BAM
5.000%, 09/01/2022	1,000	1,158
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,391
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,196
Upland, Community Redevelopment Agency Successor Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,045
Upland, Community Redevelopment Agency Successor Agency, TA
5.000%, 09/01/2025	1,280	1,499
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,325
5.000%, 09/01/2025	1,430	1,713

		321,838

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	2,000	2,253

Total Municipal Bonds
(Cost $318,758) ($ Thousands)		324,091

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	2,475,466	2,475

Total Cash Equivalent
(Cost $2,475) ($ Thousands)		2,475

Total Investments — 99.9%
(Cost $321,233) ($ Thousands)		$326,566

Percentages are based on Net Assets of $326,813 ($ Thousands).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $915 ($ Thousands), representing 0.3% of the Net Assets of the Fund.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$324,091	$–	$324,091
Cash Equivalent	2,475	–	–	2,475

Total Investments in Securities	$2,475	$324,091	$–	$326,566

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Massachusetts Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Connecticut — 1.0%
Connecticut State, Health & Educational Facility Authority, Yale University, Ser V1, RB
Callable 03/01/2017 @ 100
0.390%, 07/01/2036 (A)	$700	$700

Guam — 0.4%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	250	257

Massachusetts — 97.7%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,202
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	548
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,186
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	597
Boston, Ser B, GO
5.000%, 04/01/2022	1,025	1,199
5.000%, 04/01/2025	1,700	2,067
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	569
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,161
Marthas Vineyard Land Bank, RB, BAM
5.000%, 05/01/2023	200	232
Massachusetts Bay Transportation Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,215
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	624
5.000%, 07/01/2022	500	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	$1,000	$1,162
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	924
5.250%, 07/01/2021	800	929
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	583
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2021	1,000	1,156
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/2023	1,000	1,184
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/2022	1,000	1,164
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	604
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	232
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	807
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Pre-Refunded @ 100
5.000%, 07/01/2017 (B)	250	254
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,181
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	549
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	585
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	595
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	242

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Massachusetts Municipal Bond Fund  (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/2017 @ 100
5.000%, 09/01/2018	$250	$256
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	890
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,170
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,232
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	580
Massachusetts State, Development Finance Agency, RB
5.000%, 10/01/2026	600	671
4.000%, 07/01/2024	400	451
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/15/2026	2,480	3,060
Massachusetts State, Development Finance Agency, Ser E, RB
5.000%, 07/01/2026	200	227
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	584
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/2019	300	319
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	475
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	446
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	544
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	$500	$528
5.000%, 01/01/2021	500	547
Massachusetts State, Federal Highway Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,164
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/15/2019 (B)	500	553
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/2022	250	300
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	632
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	200	203
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	500	549
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,153
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,203
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/2021	300	345
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	563
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	800
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	622
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,155
5.000%, 05/15/2023	1,000	1,183

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	$1,000	$1,167
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/2021	210	243
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	1,250	1,522
Massachusetts State, Ser B, GO
5.250%, 08/01/2022	500	594
5.250%, 08/01/2023	250	302
5.000%, 08/01/2023	500	595
5.000%, 07/01/2024	1,000	1,198
5.000%, 07/01/2026	1,000	1,218
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,189
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,230
5.000%, 10/01/2024	1,000	1,202
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,214
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	595
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,229
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	604
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,204
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/2022	465	545
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/2024	1,030	1,234
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,180
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,212
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	602
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,143
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	$1,000	$1,167

		69,277

Total Municipal Bonds (Cost $69,226) ($ Thousands)		70,234

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	317,263	317

Total Cash Equivalent (Cost $317) ($ Thousands)		317

Total Investments — 99.5% (Cost $69,543) ($ Thousands)		$70,551

Percentages are based on Net Assets of $70,929 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$70,234	$–	$70,234
Cash Equivalent	317	–	–	317

Total Investments in Securities	$317	$70,234	$–	$70,551

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

New Jersey Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Delaware — 1.0%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,169

Guam — 1.0%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	1,000	1,130

New Jersey — 86.3%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	952
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,273
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,611
4.000%, 08/15/2022	1,265	1,410
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,313
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,351
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,125
Camden County, Improvement Authority, RB
5.000%, 01/15/2025	420	494
5.000%, 01/15/2026	1,820	2,175
Carlstadt, School District, GO
5.000%, 05/01/2023	500	588
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	586
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	$1,985	$2,087
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,150
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,178
4.000%, 09/01/2018	460	481
Hudson County, Improvement Authority, RB
5.000%, 05/01/2026	500	591
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/2017 @ 100
5.000%, 12/01/2019	550	565
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	568
Monmouth County, GO
5.000%, 07/15/2025	3,280	4,004
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/2018	700	726
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,247
Monmouth County, Improvement Authority, RB
5.000%, 10/01/2020	1,000	1,130
5.000%, 12/01/2025	450	546
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	845
5.000%, 04/01/2025	1,300	1,549
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,334
4.000%, 11/15/2020	485	532
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017 (A)	35	36
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2017	1,000	1,010
5.000%, 06/15/2018	1,500	1,556
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,084
5.000%, 06/15/2024	685	736
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,602

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	$2,000	$2,096
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,590
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	741
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,172
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	1,620	1,641
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2026	1,000	1,137
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2018 (B)	3,195	3,373
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,137
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (A)	65	76
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	935	1,092
5.000%, 09/01/2023	1,000	1,191
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,165
5.000%, 09/01/2020	1,220	1,375
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/2024	1,000	1,135
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/2018	2,100	2,229
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$1,000	$1,117
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	2,040	2,260
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2022	500	576
5.000%, 07/01/2023	1,000	1,163
5.000%, 07/01/2025	1,000	1,172
5.000%, 07/01/2026	735	870
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,170
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,146
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/2020	1,000	1,087
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	500	554
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,099
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	500	570
5.000%, 07/01/2026	400	454
5.000%, 07/01/2027	500	564
New Jersey State, Ser A, COP
5.000%, 06/15/2018 (A)	1,250	1,316
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,428
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,738
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (A)	15	18

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

New Jersey Municipal Bond Fund  (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	$1,600	$1,786
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,176
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	1,000	1,067
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	605	682
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	395	463
Ocean County, GO
4.000%, 08/01/2019	710	759
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	837
Passaic County, Improvement Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	630
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	2,040	2,213
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,197
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,096
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/2020	435	478
South Jersey, Transportation Authority LLC, Ser A1, RB, AGC
4.000%, 11/01/2017	600	611
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	703
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	677
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	592
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/2017	635	650

		99,994

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 9.2%
New York & New Jersey, Port Authority, Ser 148, RB, AGM
Callable 08/15/2017 @ 100
5.000%, 08/15/2019	$3,000	$3,061
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,295
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,200
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,156
5.000%, 09/01/2023	1,000	1,166
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,743

		10,621

Pennsylvania — 1.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,591

Total Municipal Bonds (Cost $113,402) ($ Thousands)		114,505

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	56,767	57

Total Cash Equivalent (Cost $57) ($ Thousands)		57

Total Investments — 98.9% (Cost $113,459) ($ Thousands)		$114,562

Percentages are based on Net Assets of $115,780 ($ Thousands).
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

COP— Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$114,505	$–	$114,505
Cash Equivalent	57	–	–	57

Total Investments in Securities	$57	$114,505	$–	$114,562

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

New York Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
California — 0.2%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB
Callable 03/01/2017 @ 100
0.390%, 03/01/2017 (A)(B)	$400	$400

Guam — 1.0%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	730	749
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (C)	500	556
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	500	563

		1,868

New York — 98.1%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	679
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,758
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	755
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	568
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	503
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,147
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/2022	200	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	$250	$283
Build NYC Resource, The Chapin School Ltd. Project, RB
5.000%, 11/01/2026	500	615
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,290
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,164
5.000%, 05/01/2025	500	603
Erie County, Ser B, GO
5.000%, 06/01/2023	400	470
5.000%, 06/01/2024	1,200	1,421
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	382
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/2019 @ 100
5.250%, 07/01/2023	1,500	1,608
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	866
5.000%, 09/01/2023	500	583
Long Island, Power Authority, Ser C, RB
Pre-Refunded @ 100
1.429%, 11/01/2018 (B)(C)	500	502
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,862
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,174
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,130
5.000%, 11/15/2021	1,000	1,155
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/15/2019 (C)	500	555
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,533
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2021	2,000	2,310

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	$1,000	$1,169
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,166
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,155
5.000%, 11/15/2024	2,280	2,712
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,184
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,481
5.000%, 05/01/2023	325	382
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,187
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,166
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	850
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,018
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,186
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,183
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,161
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,318
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,734
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	$1,500	$1,712
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,179
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,119
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,185
5.000%, 08/01/2025	4,915	5,881
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,151
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,147
New York City, Ser C, GO
5.000%, 08/01/2025	1,250	1,496
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,364
New York City, Ser E, GO
5.000%, 08/01/2019	1,000	1,093
5.000%, 08/01/2024	2,000	2,375
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,147
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,360
New York City, Ser G1, GO
5.000%, 04/01/2020	1,000	1,113
New York City, Ser I1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,084
New York City, Ser J, GO
5.000%, 08/01/2022	500	583
New York City, Ser J7-REMK, GO
5.000%, 08/01/2020	2,725	3,061
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,000	1,063
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018 (D)	15	16
New York City, Transitional Finance Authority Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,293
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,160

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

New York Municipal Bond Fund   (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	$1,000	$1,160
New York City, Transitional Finance Authority, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	596
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	542
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,127
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,716
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,166
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,222
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	585
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,272
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,169
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/2018	1,000	1,029
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,149
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (C)	1,000	1,102
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/2018	795	836
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,189
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	$1,000	$1,156
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	403
5.000%, 07/01/2024	1,000	1,160
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,112
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	284
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,166
5.000%, 07/01/2025	1,000	1,199
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,128
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	940
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2019	1,000	1,082
5.000%, 03/15/2020	1,000	1,117
5.000%, 07/01/2022	500	575
5.000%, 12/15/2022	1,475	1,745
5.000%, 03/15/2023	750	889
5.000%, 07/01/2023	2,250	2,657
5.000%, 03/15/2025	2,000	2,424
5.000%, 07/01/2026	1,600	1,903
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	995	1,076
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,685
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (C)	5	5
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	532
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,969
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/2018	500	525

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	$1,960	$2,270
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,232
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
1.929%, 12/01/2026 (B)	2,000	1,928
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2020	1,100	1,235
5.000%, 06/15/2021	1,000	1,155
5.000%, 05/15/2024	1,445	1,745
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,858
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,402
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,163
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,334
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, RB
5.000%, 06/15/2021	1,000	1,155
5.000%, 06/15/2024	1,500	1,813
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,530
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	589
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018	900	944
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	580
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2018 (C)	455	484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	$1,000	$1,081
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/2019	1,200	1,284
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2022	1,000	1,130
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,387
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/2019	1,460	1,577
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,437
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	675
Onondaga County, Trust for Cultural Resources, RB
5.000%, 05/01/2026	500	588
5.000%, 05/01/2027	500	588
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,134
5.000%, 10/15/2024	475	575
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,992
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	542
5.000%, 11/15/2023	1,500	1,792
5.000%, 11/15/2024	2,000	2,407
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2018	1,000	1,070
5.000%, 11/15/2019	1,000	1,107
5.000%, 11/15/2023	2,000	2,389
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,219
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,304
5.000%, 06/01/2025	750	869
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	868
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	750	846

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

New York Municipal Bond Fund   (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Ser A, GO
5.000%, 01/01/2023	$1,000	$1,183
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	608
Westchester County, Ser C, GO
5.000%, 11/01/2017	5	5
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,064

		187,905

Total Municipal Bonds (Cost $186,874) ($ Thousands)		190,173

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	359,390	359

Total Cash Equivalent (Cost $359) ($ Thousands)		359

Total Investments — 99.5% (Cost $187,233) ($ Thousands)		$190,532

Percentages are based on Net Assets of $191,544 ($ Thousands).
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

FHA — Federal Housing Administration

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TSASC — Tobacco Settlement Asset Securitization Corporation

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$190,173	$—	$190,173
Cash Equivalent	359	—	—	359

Total Investments in Securities	$359	$190,173	$—	$190,532

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Pennsylvania Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.8%
California — 0.1%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser A, RB
Callable 03/01/2017 @ 100
0.390%, 09/01/2037 (A)(B)	$200	$200

Connecticut — 1.4%
Connecticut State, Health & Educational Facility Authority, Yale University, Ser V1, RB
Callable 03/01/2017 @ 100
0.390%, 07/01/2036 (B)	2,000	2,000

Guam — 0.6%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	750	847

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
Callable 03/01/2017 @ 100
0.500%, 09/01/2037 (A)(B)	200	200

Pennsylvania – 98.0%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/2019	1,000	1,091
Allegheny County, Higher Education Building Authority, RB
5.000%, 03/01/2026	550	644

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	$1,000	$1,222
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/2019	500	550
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,127
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,093
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,177
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,133
Berks County, GO, AMBAC
5.850%, 11/15/2018	455	475
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,198
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,417
Bucks County, GO
5.000%, 05/01/2022	1,250	1,459
5.000%, 06/01/2022	425	498
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	561
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	367
Butler County, GO
5.000%, 07/15/2021	1,000	1,147
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,536
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,155
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,847
Chester, Water Authority, RB
5.000%, 12/01/2021	500	580
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,146
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,178
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,176

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Pennsylvania Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dauphin County, General Authority, RB
5.000%, 06/01/2024	$600	$703
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	746
5.000%, 11/01/2026	425	511
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,174
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,195
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,737
5.000%, 07/01/2025	1,000	1,141
East Hempfield Township, Industrial Development Authority, RB
5.000%, 12/01/2025	645	751
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/2018	1,000	1,048
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,167
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,138
5.000%, 03/15/2023	1,000	1,151
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	919
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,546
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	500	595
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/2019	1,060	1,165
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,519
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,464
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	$1,885	$2,197
5.000%, 09/01/2026	690	797
5.000%, 09/01/2027	660	757
Monroe County, Hospital Authority, RB
5.000%, 07/01/2023	1,025	1,171
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,147
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (C)	85	94
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	880	971
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (C)	35	39
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,157
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,158
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	864
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,208
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 03/15/2026	1,000	1,194
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,170
Pennsylvania State, GO
5.000%, 07/01/2021	1,500	1,704
Pennsylvania State, GO
Callable 11/15/2021 @ 100
5.000%, 11/15/2022	1,000	1,139
Pennsylvania State, GO
Callable 06/15/2024 @ 100
5.000%, 06/15/2026	1,325	1,530
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,115

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	$555	$644
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/2022	1,165	1,350
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,622
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,770
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	573
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Pre-Refunded @ 100
5.000%, 03/01/2020 (C)	1,465	1,629
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	979
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser B, RB
5.000%, 10/01/2021	1,130	1,309
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,440
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	557
5.000%, 11/01/2022	660	757
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,594
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, Ser A, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,878
Pennsylvania State, Public School Building Authority, Ser S, RB, AGM
5.000%, 12/01/2023	1,000	1,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	$1,000	$1,125
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2023	1,000	1,140
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	583
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,385
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,155
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	386
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	1,001
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	648
5.000%, 12/01/2025	600	707
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,197
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,467
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,137
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,484
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,312
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL 7.000%, 05/15/2020 (D) Philadelphia, GO, AGM	420	461
5.000%, 08/01/2027	750	873
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2023	500	583
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,180

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Pennsylvania Municipal Bond Fund  (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	$1,000	$1,089
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,107
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,419
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (C)	1,000	1,078
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,201
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,231
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/2018	1,740	1,842
Pittsburgh, School District, GO
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,177
Plum Boro, School District, Ser A, GO
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,163
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,160
4.000%, 09/01/2022	1,500	1,649
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,698
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,175
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,190
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	587
5.000%, 03/01/2024	1,000	1,181
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	476
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,514
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,206
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/2019	$500	$548
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/2019 @ 100
5.250%, 09/15/2023	1,000	1,103
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (C)	500	545
Warwick, School District, GO
5.000%, 02/15/2021	750	851
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,186
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,126
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	294
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,317
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,164
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,160
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,342
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,177
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,158

		145,393

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (D)	820	904

Total Municipal Bonds
(Cost $148,257) ($ Thousands)		149,544

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	1,145,770	$1,146

Total Cash Equivalent (Cost $1,146) ($ Thousands)		1,146

Total Investments — 101.6% (Cost $149,403) ($ Thousands)		$150,690

Percentages are based on Net Assets of $148,376 ($ Thousands).
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$149,544	$–	$149,544
Cash Equivalent	1,146	–	–	1,146

Total Investments in Securities	$1,146	$149,544	$–	$150,690

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an intregal part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 73.7%
Alabama — 1.8%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
6.000%, 06/01/2050	$875	$899
5.750%, 06/01/2045	800	814
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,032
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/2046	4,000	4,613

		20,358

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/2017 @ 100
6.000%, 12/01/2036 (A)	200	20
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,120

		1,140

Arizona — 1.1%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 04/03/2017 @ 100
5.200%, 10/01/2037	1,700	1,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	$2,500	$2,632
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,104
Phoenix, Industrial Development Authority, Ser B, RB
Callable 03/01/2017 @ 100
0.530%, 11/15/2052 (D)	5,700	5,700
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/2017 @ 100
5.625%, 07/01/2038	250	237
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2037	265	232
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	546

		12,109

California — 10.3%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/2019 @ 100
6.250%, 08/01/2039	400	443
Bay Area, Toll Authority, Ser S4, RB
Callable 04/01/2023 @ 100
5.250%, 04/01/2048	7,000	7,929
California County, Tobacco Securitization Agency, RB
Callable 03/17/2017 @ 15
11.880%, 06/01/2046 (E)	9,500	690
California State, Educational Facilities Authority, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,745
California State, Financing Authority, Ser B, RB
Callable 04/03/2017 @ 100
6.000%, 05/01/2037	7,500	7,552
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	1,000	1,115

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	$2,000	$2,192
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,129
California State, Health Facilities Financing Authority, Ser B, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2046	17,500	19,462
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/2018 @ 100
5.250%, 11/15/2048	2,000	2,079
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,370	1,668
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/2018 @ 100
5.875%, 10/01/2034	250	261
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	988
California State, Municipal Finance Authority, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,127
California State, Pollution Control Financing Authority, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2037 (C)	3,750	3,757
California State, Pollution Control Financing Authority, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,577
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,526
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, School Finance Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	$1,000	$973
5.000%, 06/01/2051 (C)	1,000	957
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021	400	443
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	2,500	2,603
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,064
5.250%, 12/01/2034	1,665	1,780
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.250%, 12/01/2056 (C)	3,830	4,024
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,206
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,376
5.000%, 09/01/2030	1,000	1,067
5.000%, 09/01/2034	900	948
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
5.500%, 01/15/2053 (D)	6,250	7,150
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,115
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2040	3,000	3,318
Imperial, Irrigation District, Ser C, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,690
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	676
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,968

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/2020 @ 100
5.250%, 11/01/2021	$750	$790
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
9.637%, 08/01/2038 (E)	5,410	2,193
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,087
5.000%, 09/01/2031	1,000	1,079
5.000%, 09/01/2032	1,000	1,071
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,110	1,165
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,068
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,792
6.250%, 10/01/2040	1,000	1,195
Tustin Community, Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	793
Windsor, Unified School District, Election 2008, Ser D, GO
9.982%, 08/01/2035 (E)	1,800	864

		114,756

Colorado — 1.3%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	2,500	2,639
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,714
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	518
Colorado State, Public Energy Authority, RB
6.500%, 11/15/2038	2,000	2,672
6.250%, 11/15/2028	650	793
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	$500	$554
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,499
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,844

		14,253

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	1,000	945
5.000%, 09/01/2053 (C)	1,500	1,394
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,368

		7,707

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	432
4.625%, 09/01/2032	1,635	1,643

		2,075

Florida — 1.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	593
8.000%, 10/01/2042	1,000	1,184
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,207
Capital Trust Agency, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	983
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	532

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/2017 @ 100
5.250%, 10/01/2027 (C)	$250	$254
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/2017 @ 100
5.875%, 05/01/2038	150	150
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,215	2,505
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,644
Miami-Dade County, Industrial Development Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	4,745	4,751
Miami-Dade County, RB
Callable 10/01/2026 @ 82
0.000%, 10/01/2032 (E)	2,900	1,490
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,034
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,183
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	576

		20,086

Georgia — 1.0%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,197
5.000%, 01/01/2042	3,000	3,295
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/2017 @ 100
5.250%, 07/01/2037	600	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	$5,000	$5,391

		11,482

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.750%, 07/01/2040	500	542

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	273

Illinois — 4.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/2017 @ 100
5.700%, 05/01/2036	250	243
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/2018	1,500	1,554
Chicago, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	1,250	1,312
5.000%, 01/01/2032	1,250	1,306
Chicago, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,737
Chicago, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,473
5.500%, 01/01/2037	2,440	2,402
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	10,930
Chicago, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	10,813
Chicago, Waterworks Revenue, RB, AMBAC
2.464%, 11/01/2019 (E)	3,000	2,853
Hillside Village, Mannheim Redevelopment Project, Senior Lien, TA
Callable 01/01/2018 @ 102
7.000%, 01/01/2028	500	517
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	227

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 04/03/2017 @ 100
6.000%, 03/01/2037 (A)	$300	$77
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,131
Illinois State, Finance Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	503
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/2017 (B)	250	255
Illinois State, GO
5.000%, 02/01/2026	5,970	6,252
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,560
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	4,987
Illinois State, GO
Callable 06/01/2026 @ 100
4.000%, 06/01/2036	1,500	1,279

		53,411

Indiana — 1.4%
Allen County, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,526
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	5,475	5,392
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	408
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,048
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2032	3,450	3,465
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	1,000	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	$1,000	$1,080
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,395	1,635

		15,645

Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 04/03/2017 @ 100
2.000%, 05/15/2056 (A)	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (D)	667	634

		635

Kansas — 0.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	500	549
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/2017 @ 100
5.000%, 05/15/2036	1,500	1,467

		2,016

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,053
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/2020 @ 100
6.375%, 06/01/2040	500	545
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	1,976

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	$1,000	$1,076

		4,650

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100
6.125%, 06/01/2018 (B)	1,500	1,599
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	856
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/2017 (F)	800	806
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,207
New Orleans, Aviation Board, Ser A1, RB, AGC
Callable 01/01/2019 @ 100
6.000%, 01/01/2023	500	541

		5,009

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,625

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	6,750	6,672
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	1,000	1,060
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	$10,000	$10,989

		23,591

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,685
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/2020 @ 100
7.000%, 07/01/2042	1,500	1,634
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	580	613
Massachusetts State, Health & Educational Facilities Authority, Ser N4, RB
Callable 03/01/2017 @ 100
0.540%, 10/01/2049 (D)(G)	4,500	4,500

		9,432

Michigan — 1.4%
Grand Traverse Academy, RB
Callable 11/01/2017 @ 100
5.000%, 11/01/2036	300	277
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	5,882
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,781
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,279
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/2017 @ 102
6.500%, 09/01/2037 (C)	750	600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	$500	$554

		15,373

Minnesota — 0.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	300	329
Minneapolis, Saint Paul Metropolitan Airports Commission, Sub-Ser D, AMT, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	450	498
5.000%, 01/01/2034	475	523
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2037	1,000	1,001
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (D)	2,000	2,098
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Pre-Refunded @ 100
5.625%, 06/01/2017 (B)	500	507

		4,956

Missouri — 0.3%
Lees Summit, Summit Fair Project, TA
Callable 04/01/2019 @ 100
5.625%, 10/01/2023	265	272
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	257
St. Louis, Land Clearance for Redevelopment Authority, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,500	2,501

		3,030

Nebraska — 1.2%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,290
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	$5,000	$5,653

		13,383

New Jersey — 4.2%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2038	250	255
Casino Reinvestment Development Authority, RB
Callable 11/01/2024 @ 100
5.250%, 11/01/2039	1,650	1,646
5.250%, 11/01/2044	325	321
New Jersey State, Economic Development Authority, Ser A, RB
Callable 04/03/2017 @ 100
6.000%, 05/15/2028 (A)	210	121
New Jersey State, Economic Development Authority, Ser BBB, RB
5.000%, 06/15/2022	4,000	4,264
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,391
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,135
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2041	17,900	17,220
4.750%, 06/01/2034	7,000	6,669
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,269
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
4.360%, 12/15/2034 (E)	8,500	3,661
South Jersey, Transportation Authority LLC, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,676
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/2017 @ 100
4.625%, 06/01/2026	1,000	1,000

		46,628

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	$2,000	$2,147

New York — 6.0%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	500	574
6.250%, 01/15/2020 (B)	1,500	1,715
Build NYC Resource, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,602
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,473
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,127
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB
Callable 09/01/2025 @ 100
5.500%, 09/01/2045 (C)	7,500	8,070
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
3.380%, 03/01/2026 (D)	425	401
3.370%, 03/01/2025 (D)	400	380
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 03/01/2017 @ 100
0.550%, 11/01/2042 (D)	5,300	5,300
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 03/17/2017 @ 100
5.000%, 06/01/2042	2,500	2,358
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/17/2017 @ 9
13.380%, 06/01/2055 (E)	60,000	2,125
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	578
New York State, Dormitory Authority, RB
5.000%, 12/01/2026 (C)	1,000	1,113
New York State, Dormitory Authority, Ser A, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	590	628
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	$1,000	$1,089
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,233
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,565
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,342
5.000%, 11/15/2044 (C)	7,500	7,837
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2020	2,000	2,093
New York State, Transportation Development, American Airlines, AMT, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2031	3,750	3,904
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,183
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/2017 @ 100
5.250%, 11/01/2042 (C)	2,000	2,013
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,410

		67,125

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	500	519
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,073
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2018 (B)	250	271

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	$1,335	$1,390
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	526

		3,779

Ohio — 8.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2017 @ 100
6.500%, 06/01/2047	24,565	24,382
5.875%, 06/01/2047	18,375	17,678
5.750%, 06/01/2034	655	627
5.125%, 06/01/2024	25,500	24,081
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 06/01/2017 @ 12
17.157%, 06/01/2047 (E)	52,500	2,882
Butler County, RB
Callable 11/01/2020 @ 100
5.500%, 11/01/2040	335	369
Butler County, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	165	189
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,578
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,526
Ohio State, Higher Educational Facility Commission, Cleveland Health System Project, RB
Callable 03/01/2017 @ 100
0.570%, 01/01/2039 (D)	9,120	9,120
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,419

		89,851

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.5%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051	$3,250	$3,217
6.875%, 11/01/2046	1,625	1,604
6.625%, 11/01/2036	785	760

		5,581

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/2020 @ 100
6.375%, 09/01/2040 (C)	150	157

Pennsylvania — 2.1%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	270
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,606
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	259
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	131
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	754
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,053
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/2017 @ 100
6.250%, 07/01/2026	250	252
Pennsylvania State, GO
5.000%, 01/15/2022	5,000	5,686
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	288

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Hospitals & Higher Education Facilities Authority, RB
Callable 04/03/2017 @ 100
0.530%, 07/01/2041 (D)	$7,400	$7,400
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,115
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,033
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/2017 @ 100
5.500%, 09/15/2037	250	252
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/2018 @ 100
6.500%, 01/01/2038	1,000	1,028

		23,127

Puerto Rico — 1.1%
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	6,490	4,218
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/01/2017 @ 100
1.189%, 07/01/2029 (D)	9,540	7,333
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020	1,380	897

		12,448

Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/2017 @ 13
5.449%, 06/01/2052 (E)	35,000	3,371
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,317

		9,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 2.6%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2028	$1,050	$1,019
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,477
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	22,377

		28,873

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/2017 @ 100
5.500%, 12/01/2035	2,000	2,019

Tennessee — 1.2%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	1,934
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,500	2,285
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.306%, 12/01/2024 (C)(E)	2,000	1,301
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	546
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,754
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,593

		13,413

Texas — 10.8%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,730	1,802
Austin, Airport System Revenue, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2046	3,215	3,637

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	$1,000	$1,171
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/2021 @ 100
5.500%, 08/15/2031	1,000	1,079
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/2020 @ 100
6.125%, 12/01/2040	500	550
Dallas, Waterworks & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2023	1,530	1,813
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,907
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/2017	750	770
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,868
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	277
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,306
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	972
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
7.000%, 07/01/2051	725	689
5.500%, 07/01/2046	1,250	1,286
5.000%, 07/01/2031	250	252
5.000%, 07/01/2051	1,250	1,339
New Hope, Cultural Education Facilities, College Station Project, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2035	3,000	3,170
5.000%, 07/01/2047	9,500	9,907

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, RB
5.000%, 08/15/2046	$1,250	$1,167
New Hope, Cultural Education Facilities, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,218
5.000%, 07/01/2046	1,000	951
New Hope, Cultural Education Facilities, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	4,000	4,163
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2033	25	26
North Texas, Tollway Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	110	115
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/2018 (B)	1,200	1,250
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,231
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,658
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,634
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	115	120
Pharr, Higher Education Finance Authority, RB
Callable 08/15/2019 @ 100
6.500%, 08/15/2039	90	97
Pharr, Higher Education Finance Authority, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	463
Port Beaumont, Navigation District, AMT, RB
7.250%, 02/01/2036 (C)(D)	17,750	18,369
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	525
5.125%, 01/01/2041	500	513
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.250%, 02/01/2033 (D)	1,000	1,019

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	$500	$591
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	545
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	768
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	20,000	23,670
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
1.516%, 09/15/2027 (D)	2,265	2,149
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,382
Wise County, Parker County Junior College District Project, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,152
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,371

		119,942

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/2019 @ 100
6.750%, 08/15/2028	500	460

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	840

Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	4,655	3,704
Virgin Islands, Public Finance Authority, Senior Lien, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2029	2,250	1,829

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.625%, 10/01/2029	$1,125	$876
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2032	1,250	978

		7,387

Virginia — 0.3%
Ballston, Quarter Community Development Authority, Ser A, TA
Callable 03/01/2027 @ 100
5.500%, 03/01/2046	1,750	1,691
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,007
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2017 (B)	500	514
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/2017 @ 100
2.000%, 10/01/2048	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	113
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	111	99
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 04/03/2017 @ 100
6.050%, 03/01/2054	118	17

		3,443

Washington — 1.5%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2017	480	490
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,631

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	$400	$426
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,727
Washington State, Health Care Facilities Authority, RB
2.040%, 01/01/2035 (D)	1,500	1,500
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser A, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036 (C)	355	357
5.000%, 07/01/2046 (C)	750	731
5.000%, 07/01/2051 (C)	1,000	966
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/2025 @ 100
7.000%, 07/01/2050 (C)	750	744
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,493
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,791

		16,856

West Virginia — 0.0%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/2021 @ 103
9.125%, 10/01/2041 (A)	500	462

Wisconsin — 0.7%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	6,000	6,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	$2,000	$2,157

		8,187

Total Municipal Bonds (Cost $775,165) ($ Thousands)		820,950

	Shares
PREFERRED STOCK — 12.2%

Consumer Discretionary — 0.3%
Comcast
5.000%	628	16
Dairy Farmers of America
7.875% (C)	31,000	3,251

		3,267

Financials — 10.7%
Aegon
6.500%	8,239	213
6.375%	128,584	3,258
4.000% (D)	15,390	382
Allstate
6.750%	70,029	1,875
6.625%	104,904	2,816
6.250%	22,789	603
5.625%	85,136	2,181
Arch Capital Group
6.750%	171,974	4,372
Aspen Insurance Holdings
5.950% (D)	20,580	559
Astoria Financial
6.500%	75,111	1,944
Axis Capital Holdings
6.875%	70,467	1,789
5.500%	73,743	1,777
Bank of America
6.625%	2,190	58
6.204%	20,175	511
6.200%	30,000	779
Bank of New York Mellon
5.200%	38,519	980
Barclays Bank PLC
8.125%	21,930	569
7.100%	15,867	397
BB&T
5.625%	133,597	3,359
5.200%	9,717	242
Capital One Financial
6.700%	27,109	744
6.250%	99,774	2,586
6.000%	8,677	218

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Charles Schwab
6.000%	105,310	$2,766
Citigroup
7.125% (D)	18,301	536
6.875% (D)	85,700	2,459
5.800%	61,100	1,562
CoBank
6.250% (D)	20,000	2,047
6.125%	20,000	1,977
Cullen
5.375%	29,651	742
Fifth Third Bancorp
6.625% (D)	80,000	2,314
Goldman Sachs Group
6.375% (D)	2,390	68
6.300%	8,311	222
6.200%	26,875	710
5.950%	1,490	38
5.500% (D)	350,600	9,344
4.000% (D)	43,300	983
HSBC Holdings PLC
8.000%	19,016	496
6.200%	67,958	1,752
Huntington Bancshares
6.250%	120,000	3,193
5.875%	20,322	510
ING Groep
7.200%	2,900	72
6.375%	76,636	1,956
6.200%	4,270	110
6.125%	39,308	1,012
JPMorgan Chase
6.700%	38,315	1,039
6.125%	29,449	777
KeyCorp
7.750%	2,433	328
6.125% (D)	4,000	110
M&T Bank
6.250%	3,165	3,263
MetLife
4.000% (D)	18,900	473
Morgan Stanley
7.125% (D)	115,042	3,389
6.875% (D)	53,657	1,552
4.000% (D)	161,113	3,809
National Westminster Bank PLC
7.763%	9,963	261
People’s United Financial
5.625% (D)	33,016	866
PNC Financial Services Group
6.125% (D)	79,178	2,256

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Prudential PLC
6.750%	61,750	$1,611
6.500%	15,808	412
RenaissanceRe Holdings
5.375%	88,684	2,145
Royal Bank of Scotland Group PLC
7.250%	2,090	54
5.750%	160,293	4,023
Santander Finance
6.800%	8,000	208
State Street
6.000%	32,900	872
5.900% (D)	114,090	3,140
5.350% (D)	2,000	53
5.250%	72,463	1,809
SunTrust Banks
5.875%	5,019	126
TCF Financial
7.500%	96,454	2,460
US Bancorp
6.500% (D)	57,342	1,677
6.000% (D)	75,000	1,902
5.150%	57,104	1,457
3.500% (D)	16,800	816
Valley National Bancorp
6.250% (D)	84,000	2,324
Wells Fargo
7.500%	2,861	3,505
6.625% (D)	57,230	1,683
5.850% (D)	120,000	3,227

		118,708

Utilities — 1.2%
Alabama Power
6.450%	46,981	1,233
Georgia Power
6.500%	44,400	4,561
Gulf Power
6.450%	9,000	916
6.000%	6,000	617
5.600%	20,000	2,016
Interstate Power & Light
5.100%	122,460	3,186
NSTAR Electric
4.780%	10,708	1,070
Washington Gas Light
4.800%	1,000	106

		13,705

Total Preferred Stock (Cost $121,921) ($ Thousands)		135,680

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Tax-Advantaged Income Fund  (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 10.5%

Financials — 10.4%
Australia & New Zealand Banking Group
6.750%, 12/29/2049 (C)(D)	$400	$432
AXA
6.379%, 12/14/2036 (C)(D)	5,200	5,645
Bank of America (D)
6.500%, 12/31/2049	1,700	1,857
6.300%, 12/31/2049	1,800	1,962
Bank of New York Mellon (D)
4.950%, 02/28/2021	700	723
4.625%, 12/29/2049	7,000	6,816
Barclays PLC
8.250%, 12/29/2049 (D)	3,900	4,139
BNP Paribas (D)
7.625%, 12/29/2049 (C)	1,900	2,006
7.195%, 06/25/2037	400	432
7.195%, 06/29/2049 (C)	4,700	5,070
Charles Schwab
7.000%, 02/28/2049 (D)	4,325	4,925
Citigroup (D)
8.400%, 04/30/2018	1,700	1,810
6.250%, 12/29/2049	2,800	3,048
6.125%, 12/31/2049	1,000	1,063
5.900%, 12/29/2049	1,300	1,363
Citizens Financial Group
5.500%, 12/29/2049 (D)	5,000	5,100
CoBank
6.250%, 12/29/2049 (D)	500	539
Credit Agricole
8.375%, 12/31/2049 (C)(D)	4,200	4,641
Credit Suisse Group (C)(D)
7.500%, 12/11/2048	2,000	2,165
6.250%, 12/29/2049	2,500	2,525
HSBC Holdings PLC
6.875%, 12/31/2049 (D)	8,000	8,496
IFP Funding II LLC
6.500%, 04/01/2017 (C)	7,000	6,972
JPMorgan Chase (D)
6.750%, 02/15/2026	3,900	4,319
6.000%, 12/29/2049	2,000	2,095
5.300%, 12/29/2049	1,200	1,242
KeyCorp
5.000%, 12/29/2049 (D)	3,000	2,951
Lloyds Banking Group PLC
6.657%, 05/21/2037 (C)(D)	3,500	3,808
M&T Bank
5.125%, 12/29/2049 (D)	500	498
MetLife
5.250%, 12/29/2049 (D)	10,100	10,459
Nordea Bank MTN (D)
6.125%, 12/31/2049 (C)	5,000	5,010
5.500%, 09/23/2019	2,600	2,651

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Trust
4.600%, 12/29/2049 (D)	$1,000	$985
PNC Financial Services Group
6.750%, 12/31/2049 (D)	2,500	2,800
Royal Bank of Scotland Group PLC (D)
8.000%, 12/29/2049	200	200
7.500%, 12/29/2049	700	698
Societe Generale
8.000%, 12/30/2049 (C)(D)	1,800	1,838
Standard Chartered PLC
7.014%, 07/30/2037 (C)(D)	2,700	2,916
Wells Fargo
5.875%, 12/31/2049 (D)	1,200	1,296

		115,495

Industrials — 0.1%
General Electric
5.000%, 12/29/2049 (D)	1,658	1,747

Total Corporate Obligations (Cost $112,547) ($ Thousands)		117,242

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
FHLB DN
0.000%, 04/18/2017 to 04/20/2017 (E)	38,100	38,074

Total U.S. Government Agency Obligations (Cost $38,064) ($ Thousands)		38,074

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note
0.706%, 04/30/2018 (D)	4,200	4,207

Total U.S. Treasury Obligation (Cost $4,200) ($ Thousands)		4,207

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.320%**†	4,644,836	4,645

Total Cash Equivalent (Cost $4,645) ($ Thousands)		4,645

Total Investments — 100.6% (Cost $1,056,542) ($ Thousands)		$1,120,798

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

A list of the open futures contracts held by the Fund at February 28, 2017 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(519)	Jun-2017	$(93)

For the six months ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

A list of the OTC swap agreements held by the Fund at February 28, 2017 is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Citibank	0.88%	SIFM Muni Swap Index Yield	09/19/21	USD	12,800	$325

For the period ended February 28, 2017, the total amount of open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,113,692 ($ Thousands).

(A)	Security is in default on interest payment.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2017, the value of these securities amounted to $129,526
($ Thousands), representing 11.6% of the Net Assets of the Fund.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2017.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Security is escrowed to maturity.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
**	Rate shown is the 7-day effective yield as of February 28, 2017.
†	Investment in Affiliated Security (see Note 4).

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP— Certificate of Participation

DN— Discount Note

FHLB — Federal Home Loan Bank

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

OTC — Over the Counter

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

SIFM — Securities Industry and Financial Markets

TA — Tax Allocation

TSASC — Tobacco Settlement Asset Securitization Corporation

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$820,950	$–	$820,950
Preferred Stock	128,840	6,840	–	135,680
Corporate Obligations	–	117,242	–	117,242
U.S. Government Agency Obligations	–	38,074	–	38,074
U.S. Treasury Obligation	–	4,207	–	4,207
Cash Equivalent	4,645	–	–	4,645

Total Investments in Securities	$133,485	$987,313	$–	$1,120,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(93)	$—	$—	$(93)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	325	—	325

Total Other Financial Instruments	$(93)	$325	$—	$232

*Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	75

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2017 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$1,809,932	$1,377,717
Affiliated investment, at value ††	3,998	—
Cash	25	459
Dividends and interest receivable	20,011	7,772
Receivable for fund shares sold	1,853	1,686
Receivable from administration	1,457	1,318
Receivable for investment securities sold	157	20,059
OTC Swap contracts, at value	—	—
Prepaid expenses	8	33
Total Assets	1,837,441	1,409,044
Liabilities:
Payable for investment securities purchased	3,033	23,855
Investment advisory fees payable	2,169	1,886
Payable for fund shares redeemed	2,135	2,544
Income distribution payable	455	106
Shareholder servicing fees payable	336	260
Trustees’ fees payable	10	8
Chief Compliance Officer fees payable	2	1
Variation margin payable on financial derivative instruments	—	—
Accrued expense payable	128	138
Total Liabilities	8,268	28,798
Net Assets	$1,829,173	$1,380,246
† Cost of investments	$1,772,260	$1,381,633
†† Cost of affiliated investment	3,998	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,792,061	$1,385,214
Undistributed (Distributions in excess of) net investment income	57	77
Accumulated net realized gain/(loss) on investments and futures contracts	(617)	(1,129)
Net unrealized appreciation (depreciation) on investments	37,672	(3,916)
Net unrealized depreciation on futures contracts	—	—
Net unrealized appreciation on swap contracts	—	—
Net Assets	$1,829,173	$1,380,246
Net Asset Value, Offering and Redemption Price Per Share — Class F‡	$11.52	$10.01
	($1,761,453,644 ÷ 152,858,346 shares)	($1,350,747,554 ÷ 134,951,962 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.53	$10.01
	($67,719,332 ÷ 5,871,144 shares)	($29,498,766 ÷ 2,947,561 shares)

‡ Effective January 31, 2017, Class A Shares were converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 324,091	$70,234	$114,505	$190,173	$149,544	$1,116,153
2,475	317	57	359	1,146	4,645
—	20	20	20	18	1,145
3,969	646	1,193	1,924	1,507	12,492
47	33	161	27	134	1,651
225	33	81	115	67	998
—	—	—	—	526	1,720
—	—	—	—	—	325
6	1	2	4	3	25
330,813	71,284	116,019	192,622	152,945	1,139,154

1,920	231	—	—	4,227	21,083
328	59	117	192	117	1,558
1,632	38	83	818	170	2,049
53	11	14	28	25	460
35	8	13	22	17	202
2	—	1	1	1	6
—	—	—	—	—	1
—	—	—	—	—	1
30	8	11	17	12	102
4,000	355	239	1,078	4,569	25,462
$ 326,813	$70,929	$115,780	$191,544	$148,376	$1,113,692
$ 318,758	$69,226	$113,402	$186,874	$148,257	$1,051,897
2,475	317	57	359	1,146	4,645

$ 321,467	$69,839	$114,651	$188,153	$147,561	$1,052,139
(8)	(3)	(11)	(1)	(15)	959
21	85	37	93	(457)	(3,894)
5,333	1,008	1,103	3,299	1,287	64,256
—	—	—	—	—	(93)
—	—	—	—	—	325
$ 326,813	$70,929	$115,780	$191,544	$148,376	$1,113,692
$10.67	$10.48	$10.29	$10.68	$10.60	$10.24
($307,772,146 ÷ 28,843,800 shares)	($70,897,955 ÷ 6,762,878 shares)	($115,759,999 ÷ 11,245,138 shares)	($191,524,004 ÷ 17,933,871 shares)	($148,355,308 ÷ 13,997,508 shares)	($1,063,203,965 ÷ 103,846,671 shares)
$10.66	$10.47	$10.29	$10.66	$10.60	$10.23
($19,041,277 ÷ 1,785,576 shares)	($31,484 ÷ 3,008 shares)	($19,700 ÷ 1,914 shares)	($19,672 ÷ 1,845 shares)	($20,693 ÷ 1,952 shares)	($50,487,792 ÷ 4,936,063 shares)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	77

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2017 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$ 26,471	$ 8,054
Dividend Income	—	—
Dividend Income from Affiliated Investments*	9	—
Total Investment Income	26,480	8,054
Expenses:
Investment Advisory Fees	2,864	2,370
Shareholder Servicing Fees - Class F‡	2,113	1,759
Administration Fees	1,955	1,634
Trustees’ Fees	13	11
Chief Compliance Officer Fees	5	4
Printing Fees	119	98
Professional Fees	79	49
Pricing Fees	60	55
Registration Fees	42	43
Custodian/Wire Agent Fees	27	24
Other Expenses	30	27
Total Expenses	7,307	6,074
Less, Waiver of:
Investment Advisory Fees	(1,562)	(1,293)
Administration Fees	(313)	(283)
Shareholder Servicing Fees—Class F‡	—	—
Net Expenses	5,432	4,498
Net Investment Income	21,048	3,556
Net Realized Gain/(Loss) on:
Investments	44	(165)
Futures Contracts	—	—
Swap Contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(70,702)	(6,353)
Futures Contracts	—	—
Swap Contracts	—	—
Net Decrease in Net Assets Resulting from Operations	$ (49,610)	$ (2,962)

Amounts designated as “—” are $0 or have been rounded to $0.

*  See Note 4 in the Notes to Financial Statements.

‡ Effective January 31, 2017, Class A Shares were converted to Class F Shares of the same Fund.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 3,669	$ 766	$ 1,486	$ 2,083	$ 1,689	$ 25,157
—	—	—	—	—	3,921
2	1	1	2	2	5
3,671	767	1,487	2,085	1,691	29,083

516	109	185	302	243	2,815
368	82	140	229	104	1,352
354	75	127	208	139	1,689
3	1	1	1	1	8
1	—	—	1	—	3
21	5	8	13	10	77
10	2	4	6	5	38
11	2	4	6	5	43
8	1	2	4	3	37
5	1	2	2	2	19
6	1	2	3	2	20
1,303	279	475	775	514	6,101

(172)	(15)	(60)	(100)	(70)	(1,306)
(57)	(23)	(22)	(33)	(5)	—
(147)	(33)	(56)	(92)	—	—
927	208	337	550	439	4,795
2,744	559	1,150	1,535	1,252	24,288

511	300	71	96	359	(1,203)
—	—	—	—	—	371
—	—	—	—	—	628

(12,469)	(2,993)	(4,201)	(6,155)	(5,357)	(53,732)
—	—	—	—	—	(93)
—	—	—	—	—	325
$ (9,214)	$ (2,134)	$ (2,980)	$ (4,524)	$ (3,746)	$ (29,416)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	79

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2017 (Unaudited) and the year ended August 31, 2016

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016
Operations:
Net Investment Income	$21,048	$38,860	$3,556	$5,684
Net Realized Gain/(Loss) on Investments and Futures Contracts	44	3,575	(165)	602
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(70,702)	48,167	(6,353)	813
Net Increase/(Decrease) in Net Assets Resulting from Operations	(49,610)	90,602	(2,962)	7,099
Dividends and Distributions to Shareholders:
Net Investment Income
Class F (1)	(20,657)	(38,357)	(3,440)	(5,551)
Class Y (2)	(627)	(398)	(109)	(98)
Net Realized Gains
Class F (1)	(149)	—	—	—
Class Y (2)	(5)	—	—	—
Total Dividends and Distributions	(21,438)	(38,755)	(3,549)	(5,649)
Capital Share Transactions(3):
Class F (1):
Proceeds from Shares Issued	470,615	393,050	226,945	624,178
Reinvestment of Dividends & Distributions	18,387	34,106	2,869	4,616
Cost of Shares Redeemed	(282,391)	(337,550)	(418,985)	(467,093)
Net Increase/(Decrease) from Class F Transactions	206,611	89,606	(189,171)	161,701
Class Y (2):
Proceeds from Shares Issued	46,174	30,652	13,725	30,749
Reinvestment of Dividends & Distributions	521	354	96	88
Cost of Shares Redeemed	(5,126)	(4,420)	(13,051)	(2,020)
Net Increase/(Decrease) from Class Y Transactions	41,569	26,586	770	28,817
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	248,180	116,192	(188,401)	190,518
Net Increase/(Decrease) in Net Assets	177,132	168,039	(194,912)	191,968
Net Assets:
Beginning of Period	1,652,041	1,484,002	1,575,158	1,383,190
End of Period	$1,829,173	$1,652,041	$1,380,246	$1,575,158
Undistributed/(Distributions in excess of) net investment income	$57	$293	$77	$70

(1) Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(2) Class Y commenced operations on October 30, 2015 for the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and the New York Municipal Bond Funds.

(3) See Note 8 in the Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund

9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016

$ 2,744	$ 5,592	$ 559	$ 1,087	$ 1,150	$ 2,270	$ 1,535	$ 2,976
511	1,294	300	243	71	92	96	577
(12,469)	7,480	(2,993)	1,835	(4,201)	3,395	(6,155)	4,861
(9,214)	14,366	(2,134)	3,165	(2,980)	5,757	(4,524)	8,414

(2,609)	(5,357)	(565)	(1,087)	(1,163)	(2,271)	(1,557)	(2,963)
(180)	(232)	—	—	—	—	—	(1)
(966)	(1,416)	(373)	(519)	(83)	(291)	(492)	(506)
(61)	—	—	—	—	—	—	—
(3,816)	(7,005)	(938)	(1,606)	(1,246)	(2,562)	(2,049)	(3,470)

65,185	71,516	17,172	12,176	19,823	20,824	33,706	36,820
3,129	5,934	825	1,413	1,150	2,378	1,817	3,101
(36,376)	(70,256)	(6,051)	(9,892)	(11,587)	(19,100)	(15,509)	(29,171)
31,938	7,194	11,946	3,697	9,386	4,102	20,014	10,750

1,836	20,055	20	27	—	20	—	49
240	231	—	—	—	—	—	1
(1,366)	(1,348)	(16)	—	—	—	(30)	—
710	18,938	4	27	—	20	(30)	50
32,648	26,132	11,950	3,724	9,386	4,122	19,984	10,800
19,618	33,493	8,878	5,283	5,160	7,317	13,411	15,744

307,195	273,702	62,051	56,768	110,620	103,303	178,133	162,389
$ 326,813	$ 307,195	$ 70,929	$ 62,051	$ 115,780	$ 110,620	$ 191,544	$ 178,133
$ (8)	$ 37	$ (3)	$ 3	$ (11)	$ 2	$ (1)	$ 21

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	81

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2017 (Unaudited) and the year ended August 31, 2016

	Pennsylvania Municipal Bond Fund(4)		Tax-Advantaged Income Fund
	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016	9/1/2016 to 2/28/2017	9/1/2015 to 8/31/2016
Operations:
Net Investment Income	$1,252	$2,454	$24,288	$44,092
Net Realized Gain/(Loss) on Investments and Futures Contracts	359	945	(204)	7,139
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(5,357)	2,427	(53,500)	67,662
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,746)	5,826	(29,416)	118,893
Dividends and Distributions to Shareholders:
Net Investment Income
Class B	N/A	(5)	N/A	N/A
Class F (1)	(1,272)	(2,449)	(22,382)	(42,472)
Class Y (2)	—	—	(977)	(1,142)
Net Realized Gains
Class B	N/A	—	N/A	N/A
Class F (1)	—	—	—	—
Class Y (2)	—	—	—	—
Total Dividends and Distributions	(1,272)	(2,454)	(23,359)	(43,614)
Capital Share Transactions(3):
Class B:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	(10,213)	—	—
Net Decrease from Class B Transactions	N/A	(10,213)	N/A	N/A
Class F (1):
Proceeds from Shares Issued	40,295	38,545	141,235	358,210
Reinvestment of Dividends & Distributions	1,120	2,098	19,650	37,109
Cost of Shares Redeemed	(16,786)	(22,911)	(242,023)	(246,885)
Net Increase/(Decrease) from Class F Transactions	24,629	17,732	(81,138)	148,434
Class Y (2):
Proceeds from Shares Issued	1	20	13,274	35,701
Reinvestment of Dividends & Distributions	—	—	842	983
Cost of Shares Redeemed	—	—	(5,379)	(3,874)
Net Increase from Class Y Transactions	1	20	8,737	32,810
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	24,630	7,539	(72,401)	181,244
Net Increase/(Decrease) in Net Assets	19,612	10,911	(125,176)	256,523
Net Assets:
Beginning of Period	128,764	117,853	1,238,868	982,345
End of Period	$148,376	$128,764	$1,113,692	$1,238,868
Undistributed/(Distributions in excess of) net investment income	$(15)	$5	$959	$30

(1) Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(2) Class Y commenced operations on October 30, 2015 for the Pennsylvania Municipal Bond Fund.

(3) See Note 8 in the Notes to Financial Statements

(4) Effective September 8, 2015, $10,212 ($ Thousands) of Class B Shares of the Pennsylvania Bond Fund converted to Class A Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2017 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F**
2017^	$12.01	$0.14	$(0.49)	$(0.35)	$(0.14)	$— (3)	$(0.14)	$11.52	(2.90)%	$1,761,454	0.63%		0.85%		2.41%	8%
2016	11.62	0.29	0.39	0.68	(0.29)	—	(0.29)	12.01	5.92	1,625,099	0.64	(1)	0.86	(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63		0.85		2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63		0.85		2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86		2.98	27
Class Y
2017^	$12.01	$0.16	$(0.48)	$(0.32)	$(0.16)	$— (3)	$(0.16)	$11.53	(2.70)%	$67,719	0.38%		0.60%		2.72%	8%
2016	11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39	(1)	0.61	(1)	2.67	15
2015(2)	11.65	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
Class F**
2017^	$10.05	$0.02	$(0.04)	$(0.02)	$(0.02)	$—	$(0.02)	$10.01	(0.16)%	$1,350,747	0.63%		0.85%		0.49%	22%
2016	10.04	0.04	0.01	0.05	(0.04)	—	(0.04)	10.05	0.47	1,546,295	0.64	(1)	0.87	(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63		0.85		0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63		0.85		0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86		1.09	42
Class Y
2017^	$10.05	$0.04	$(0.04)	$—	$(0.04)	$—	$(0.04)	$10.01	(0.03)%	$29,499	0.38%		0.60%		0.74%	22%
2016	10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39	(1)	0.62	(1)	0.67	49
2015(2)	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38		0.52		0.52	37
California Municipal Bond Fund
Class F**
2017^	$11.12	$0.09	$(0.42)	$(0.33)	$(0.09)	$(0.03)	$(0.12)	$10.67	(2.88)%	$307,772	0.60%		0.85%		1.74%	3%
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(1)	0.86	(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60		0.85		2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60		0.85		2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86		2.89	20
Class Y
2017^	$11.12	$0.10	$(0.43)	$(0.33)	$(0.10)	$(0.03)	$(0.13)	$10.66	(2.90)%	$19,041	0.45%		0.60%		1.89%	3%
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(1)	0.61	(1)	2.00	13
Massachusetts Municipal Bond Fund
Class F**
2017^	$10.98	$0.09	$(0.44)	$(0.35)	$(0.09)	$(0.06)	$(0.15)	$10.48	(3.20)%	$70,898	0.63%		0.85%		1.69%	8%
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(1)	0.86	(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63		0.85		2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63		0.85		2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86		2.63	10
Class Y
2017^	$10.97	$0.10	$(0.44)	$(0.34)	$(0.10)	$(0.06)	$(0.16)	$10.47	(3.13)%	$31	0.48%		0.59%		1.85%	8%
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(1)	0.61	(1)	1.94	9

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	83

FINANCIAL HIGHLIGHTS (Concluded)

For the six-month period ended February 28, 2017 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F**
2017^	$10.68	$0.11	$(0.38)	$(0.27)	$(0.11)	$(0.01)	$(0.12)	$10.29	(2.59)%	$115,760	0.60%		0.85%		2.05%	3%
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(1)	0.86	(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60		0.85		2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60		0.85		2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61		0.86		2.81	16
Class Y
2017^	$10.68	$0.11	$(0.38)	$(0.27)	$(0.11)	$(0.01)	$(0.12)	$10.29	(2.51)%	$20	0.45%		0.60%		2.20%	3%
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(1)	0.61	(1)	2.22	8
New York Municipal Bond Fund
Class F**
2017^	$11.07	$0.09	$(0.36)	$(0.27)	$(0.09)	$(0.03)	$(0.12)	$10.68	(2.45)%	$191,524	0.60%		0.85%		1.68%	3%
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(1)	0.86	(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60		0.85		2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60		0.85		2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61		0.87		2.59	17
Class Y
2017^	$11.05	$0.10	$(0.36)	$(0.26)	$(0.10)	$(0.03)	$(0.13)	$10.66	(2.38)%	$20	0.45%		0.60%		1.81%	3%
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(1)	0.61	(1)	1.86	15
Pennsylvania Municipal Bond Fund
Class F**
2017^	$10.99	$0.10	$(0.39)	$(0.29)	$(0.10)	$—	$(0.10)	$10.60	(2.67)%	$148,355	0.63%		0.84%		1.80%	9%
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(1)	0.74	(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63		0.83		2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63		0.83		2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63		0.84		2.89	12
Class Y
2017^	$10.99	$0.10	$(0.39)	$(0.29)	$(0.10)	$—	$(0.10)	$10.60	(2.59)%	$21	0.48%		0.58%		1.96%	9%
2016^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(1)	0.59	(1)	2.11	19
Tax-Advantaged Income Fund
Class F**
2017^	$10.70	$0.22	$(0.47)	$(0.25)	$(0.21)	$—	$(0.21)	$10.24	(2.31)%	$1,063,204	0.86%		1.09%		4.29%	32%
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(1)	1.09	(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86		1.13		4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86		1.13		4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87		1.14		4.61	13
Class Y
2017^	$10.69	$0.23	$(0.47)	$(0.24)	$(0.22)	$—	$(0.22)	$10.23	(2.19)%	$50,488	0.61%		0.84%		4.57%	32%
2016	10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(1)	0.84	(1)	4.18	24
2015(2)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

*	Per share calculations were performed using average shares.
**	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.
^	For the six month period ended February 28, 2017. All ratios for the period have been annualized.
^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.
(1)	The expense ratio includes proxy expenses outside the cap.
(2)	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2017

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The Funds are registered to offer up to two classes of shares: Class F and Class Y. Currently, the Funds have operational Class F shares. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

Effective January 31, 2017, Class A Shares of the Funds converted to Class F Shares of the same Fund.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities and swaps (which are not centrally cleared), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement

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prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

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Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 28, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended February 28, 2017, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended February 28, 2017, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the six-month period ended February 28, 2017, there were no Level 3 securities held by the Funds.

For the six-month period ended February 28, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2017, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date.

Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2017.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a

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particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Tax-Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Tax-Advantaged Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Tax-Advantaged Income Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of February 28, 2017 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tax-Advantaged Income Fund	Swap Agreements	Total Over the Counter	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Citibank	$325	$325	$—	$—	$325	$—	$325
Total	$325	$325	$—	$—

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of February 28, 2017.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company

(“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund

Class F(1)	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F(1)	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F(1)	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F(1)	0.33%	0.25%	0.63%

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	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F(1)	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F(1)	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F(1)	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F(1)	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

The following is a summary of annual fees payable to the Administrator.

	Previous Contractual
	Fees		Administration Fees as of January 1, 2017
	8/31/16 to	First $1.5 Billion of	Next $500 Million of	Next $500 Million of	Next $500 Million of	Over $3 Billion of
	12/31/16	Assets	Assets	Assets	Assets	Assets
Intermediate-Term Municipal Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.240%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 28, 2017, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers

Standish Mellon Asset Management Company, LLC

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

California Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Massachusetts Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

New Jersey Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

New York Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Investment Sub-Adviser

Pennsylvania Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Tax-Advantaged Income Fund

Pacific Investment Management Company, LLC Spectrum Asset Management, Inc.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

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Investment in Affiliated Security — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividend income from affiliated investments in the Statement of Operations.

The following is a summary of the transactions with affiliates for the six-month period ended February 28, 2017 ($ Thousands):

	Value	Purchases at	Proceeds	Value
SEI Daily Income Trust, Government Fund, Class F	8/31/2016	Cost	from Sales	2/28/2017	Dividend Income
Intermediate-Term Municipal Fund	$ —	$ 188,047	$ (184,049)	$ 3,998	$ 9
California Municipal Bond Fund	—	53,229	(50,754)	2,475	2
Massachusetts Municipal Bond Fund	—	14,775	(14,458)	317	1
New Jersey Municipal Bond Fund	—	19,628	(19,571)	57	1
New York Municipal Bond Fund	—	26,250	(25,891)	359	2
Pennsylvania Municipal Bond Fund	—	35,197	(34,051)	1,146	2
Tax-Advantaged Income Fund	7,108	26,736	(29,199)	4,645	5

Totals	$ 7,108	$ 363,862	$ (357,973)	$ 12,997	$ 22

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2017 and for the six-month period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six-month period ended February 28, 2017, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)		Total ($ Thousands)
Intermediate-Term Municipal Fund

Purchases	$—	$382,675		$382,675

Sales	—	126,835		126,835
Short Duration Municipal Fund

Purchases	—	247,320		247,320

Sales	—	192,597	†	192,597
California Municipal Bond Fund

Purchases	—	41,962		41,962

Sales	—	9,886		9,886

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Massachusetts Municipal Bond Fund

Purchases	$—	$16,359	$16,359

Sales	—	5,206	5,206
New Jersey Municipal Bond Fund

Purchases	—	14,741	14,741

Sales	—	3,460	3,460
New York Municipal Bond Fund

Purchases	—	27,956	27,956

Sales	—	6,032	6,032
Pennsylvania Municipal Bond Fund

Purchases	—	39,464	39,464

Sales	—	12,791	12,791
Tax-Advantaged Income Fund

Purchases	—	308,786	308,786

Sales	—	352,301	352,301

† Includes 17a-7 related party transactions of $121,230 ($ Thousands).

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment

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transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
		($ Thousands)	($Thousands)	($ Thousands)	($ Thousands)
Intermediate-Term Municipal Fund	2016	$ 38,747	$ 8	$ —	$ 38,755
	2015	35,577	30	—	35,607
Short Duration Municipal Fund	2016	5,455	194	—	5,649
	2015	3,279	4	—	3,283
California Municipal Bond Fund	2016	5,590	9	1,406	7,005
	2015	5,665	3	304	5,972
Massachusetts Municipal Bond Fund	2016	1,087	—	519	1,606
	2015	1,062	—	16	1,078
New Jersey Municipal Bond Fund	2016	2,271	—	291	2,562
	2015	2,200	—	206	2,406
New York Municipal Bond Fund	2016	2,964	—	506	3,470
	2015	2,989	19	97	3,105
Pennsylvania Municipal Bond Fund	2016	2,454	—	—	2,454
	2015	2,509	5	—	2,514
Tax-Advantaged Income Fund	2016	30,148	13,466	—	43,614
	2015	23,515	10,049	—	33,564

As of August 31, 2016 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Intermediate-Term Municipal Fund	$3,376	$—	$—	$(295)	$—	$108,395	$(3,316)	$108,160
Short Duration Municipal Fund	573	—	—	(938)	—	2,459	(551)	1,543
California Municipal Bond Fund	500	—	537	—	—	17,811	(472)	18,376
Massachusetts Municipal Bond Fund	96	—	159	—	—	4,001	(94)	4,162
New Jersey Municipal Bond Fund	198	16	31	—	—	5,304	(194)	5,355
New York Municipal Bond Fund	262	—	489	—	—	9,467	(254)	9,964
Pennsylvania Municipal Bond Fund	210	—	—	(817)	—	6,644	(204)	5,833
Tax-Advantaged Income Fund	2,300	—	—	(3,579)	—	119,773	(4,166)	114,328

Post-October losses represent losses realized on investment transactions from November 1, 2015 through August 31, 2016, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Total Capital Loss Carryforward 8/31/2016 ($ Thousands)
Intermediate-Term Municipal Fund	$ 295	$ —	$ 295
Pennsylvania Municipal Bond Fund	—	817	817

During the year ended August 31, 2016, the following Funds utilized capital loss carryforwards to offset realized capital gains.

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2016 ($ Thousands)
Intermediate-Term Municipal Fund	$2,259	$1,319	$3,578
Short Duration Municipal Fund	381	—	381
Pennsylvania Municipal Bond Fund	447	498	945
Tax-Advantaged Income Fund	2,310	—	2,310

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2016 ($ Thousands)
Short Duration Municipal Fund	$–	$938	$938
Tax-Advantaged Income Fund	1,068	2,511	3,579

At February 28, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$ 1,776,177	$ 52,763	$ (15,010)	$ 37,753
Short Duration Municipal Fund	1,381,533	1,526	(5,342)	(3,816)
California Municipal Bond Fund	321,223	7,777	(2,434)	5,343
Massachusetts Municipal Bond Fund	69,543	1,733	(725)	1,008
New Jersey Municipal Bond Fund	113,459	2,005	(902)	1,103
New York Municipal Bond Fund	187,220	4,527	(1,215)	3,312
Pennsylvania Municipal Bond Fund	149,403	2,860	(1,573)	1,287
Tax-Advantaged Income Fund	1,054,447	71,065	(4,714)	66,351

7. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	93

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2017

8. SHARE TRANSACTIONS (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/16 to 02/28/17	09/01/15 to 08/31/16	09/01/16 to 02/28/17	09/01/15 to 08/31/16	09/01/16 to 02/28/17	09/01/15 to 08/31/16
Shares Issued and Redeemed:
Class F(1):
Proceeds from Shares Issued	40,383	33,230	22,688	62,141	6,029	6,498
Reinvestments of Dividends & Distributions	1,589	2,877	287	459	293	540
Cost of Shares Redeemed	(24,478)	(28,494)	(41,855)	(46,502)	(3,380)	(6,378)
Total Class F Transactions	17,494	7,613	(18,880)	16,098	2,942	660
Class Y(2):
Proceeds from Shares Issued	4,029	2,584	1,374	3,062	171	1,821
Reinvestments of Dividends & Distributions	45	29	10	9	23	21
Cost of Shares Redeemed	(445)	(373)	(1,308)	(201)	(128)	(122)
Total Class Y Transactions	3,629	2,240	76	2,870	66	1,720
Increase (Decrease) in Share Transactions	21,123	9,853	(18,804)	18,968	3,008	2,380

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/16 to 02/28/17	09/01/15 to 08/31/16	09/01/16 to 02/28/17	09/01/15 to 08/31/16	09/01/16 to 02/28/17	09/01/15 to 08/31/16
Shares Issued and Redeemed:
Class F(1):
Proceeds from Shares Issued	1,612	1,122	1,897	1,977	3,124	3,371
Reinvestments of Dividends & Distributions	79	130	111	225	170	284
Cost of Shares Redeemed	(576)	(910)	(1,116)	(1,812)	(1,449)	(2,670)
Total Class F Transactions	1,115	342	892	390	1,845	985
Class Y(2):
Proceeds from Shares Issued	2	3	—	2	—	5
Reinvestments of Dividends & Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	(2)	—	—	—	(3)	—
Total Class Y Transactions	—	3	—	2	(3)	5
Increase in Share Transactions	1,115	345	892	392	1,842	990

			Pennsylvania Municipal Bond Fund(3)		Tax-Advantaged Income Fund
			09/01/16 to 02/28/17	09/01/15 to 08/31/16	09/01/16 to 02/28/17	09/01/15 to 08/31/16
Shares Issued and Redeemed:
Class B:
Proceeds from Shares Issued			N/A	—	N/A	N/A
Reinvestments of Dividends & Distributions			N/A	—	N/A	N/A
Cost of Shares Redeemed			N/A	(954)	N/A	N/A
Total Class B Transactions			N/A	(954)	N/A	N/A
Class F(1):
Proceeds from Shares Issued			3,755	3,564	13,749	34,677
Reinvestments of Dividends & Distributions			105	193	1,919	3,572
Cost of Shares Redeemed			(1,574)	(2,105)	(23,478)	(23,835)
Total Class F Transactions			2,286	1,652	(7,810)	14,414
Class Y(2):
Proceeds from Shares Issued			—	2	1,305	3,459
Reinvestments of Dividends & Distributions			—	—	82	94
Cost of Shares Redeemed			—	—	(528)	(375)
Total Class Y Transactions			—	2	859	3,178
Increase (Decrease) in Share Transactions			2,286	700	(6,951)	17,592

(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

(2)	Class Y commenced operations on October 30, 2015 for the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

(3)	Effective September 8, 2015, 954 (Thousands) of Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of, February 28, 2017, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class F	94.54%

Class Y	82.36%

Short Duration Municipal Fund

Class F	96.45%

Class Y	62.56%

California Municipal Bond Fund

Class F	97.34%

Class Y	99.90%

Massachusetts Municipal Bond Fund

Class F	98.69%

Class Y	39.39%

New Jersey Municipal Bond Fund

Class F	97.45%

Class Y	0.00%

New York Municipal Bond Fund

Class F	97.95%

Class Y	0.00%

Pennsylvania Municipal Bond Fund

Class F	94.39%

Class Y	0.00%

Tax-Advantaged Income Fund

Class F	96.01%

Class Y	89.39%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of February 28, 2017.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	95

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2017

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2016 to February 28, 2017).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$971.00	0.63%	$3.09

Class Y	1,000.00	973.00	0.38	1.88
Hypothetical 5% Return

Class F	$1,000.00	$1,021.66	0.63%	$3.16

Class Y	1,000.00	1,022.89	0.38	1.93
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$998.40	0.63%	$3.12

Class Y	1,000.00	999.70	0.38	1.89
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.91	0.38	1.91
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$971.20	0.60%	$2.93

Class Y	1,000.00	971.00	0.45	2.20
Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$968.00	0.63%	$3.08

Class Y	1,000.00	968.70	0.48	2.34
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.42	0.48	2.40
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$974.10	0.60%	$2.94

Class Y	1,000.00	974.90	0.45	2.21
Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$975.50	0.60%	$2.94

Class Y	1,000.00	976.20	0.45	2.21
Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$973.30	0.63%	$3.08

Class Y	1,000.00	974.10	0.48	2.36
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.40	0.48	2.42

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$976.90	0.86%	$4.22

Class Y	1,000.00	978.10	0.61	3.00
Hypothetical 5% Return

Class F	$1,000.00	$1,020.53	0.86%	$4.31

Class Y	1,000.00	1,021.76	0.61	3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2017	97

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SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Glenn Kurdziel

Assistant Controller

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-090 (2/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

/s/ Robert A. Nesher
By	Robert A. Nesher, President & CEO

Date: May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert A. Nesher
By	Robert A. Nesher, President & CEO

Date: May 9, 2017

/s/ James J. Hoffmayer
By	James J. Hoffmayer, Controller & CFO

Date: May 9, 2017